Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	BIOSANTE PHARMACEUTICALS INC
Entity Central Index Key	0001023024
Document Type	S-4
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Filer Category	Accelerated Filer

Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 34,794,341	$ 57,225,234
Prepaid expenses and other assets	378,803	801,147
TOTAL CURRENT ASSETS	35,173,144	58,026,381
PROPERTY AND EQUIPMENT, NET	166,386	861,364
OTHER ASSETS
Investments	3,413,762	3,405,807
Deposits	15,878	86,203
TOTAL ASSETS	38,769,170	62,379,755
CURRENT LIABILITIES
Accounts payable	1,128,644	3,150,677
Accrued compensation	1,078,683	1,597,329
Other accrued expenses	502,452	2,479,697
Current portion of Convertible Senior Notes	7,883,886
TOTAL CURRENT LIABILITIES	10,593,665	7,227,703
Long-term Convertible Senior Notes		17,336,760
TOTAL LIABILITIES	10,593,665	24,564,463
Capital stock
Capital stock	273,132,392	255,054,440
Accumulated deficit	(244,956,887)	(217,239,148)
TOTAL STOCKHOLDERS' EQUITY	28,175,505	37,815,292
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	38,769,170	62,379,755
Class C special stock
Capital stock
Capital stock	391	391
TOTAL STOCKHOLDERS' EQUITY	391	391
Common stock
Capital stock
Capital stock	273,132,001	255,054,049
TOTAL STOCKHOLDERS' EQUITY	$ 273,132,001	$ 255,054,049

Balance Sheets (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class C special stock
Capital stock, issued shares	65,211	65,214	65,214	65,214
Capital stock, outstanding shares	65,211	65,214
Common stock
Capital stock, issued shares	24,422,240	18,269,754	13,565,188	8,877,094
Capital stock, outstanding shares	24,422,240	18,269,754

Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUE
Licensing revenue	$ 1,750,000	$ 100,000	$ 115,807
Grant revenue			51,870
Royalty revenue	550,736	335,160	2,306,560
Total revenue	2,300,736	435,160	2,474,237
EXPENSES
Research and development	16,888,849	44,182,260	39,705,502
General and administration	8,229,523	6,981,490	5,940,360
Licensing expense	95,000	50,000	268,750
Depreciation and amortization	258,946	148,240	167,986
Total expenses	25,472,318	51,361,990	46,082,598
OTHER
Convertible note fair value adjustment	(4,328,468)	(23,427)	(1,870,916)
Investment impairment charge			(286,000)
Interest expense	(348,019)	(681,573)	(688,083)
Other income		15,000	244,479
Interest income	8,539	8,326	12,665
LOSS BEFORE INCOME TAX BENEFIT	(27,839,530)	(51,608,504)	(46,196,216)
Income tax benefit	121,791
NET LOSS	$ (27,717,739)	$ (51,608,504)	$ (46,196,216)
Loss per common share:
Basic (in dollars per share)	$ (1.27)	$ (3.15)	$ (4.21)
Diluted (in dollars per share)	$ (1.27)	$ (3.15)	$ (4.21)
Weighted average number of common and common equivalent shares outstanding:
Basic (in shares)	21,757,906	16,397,618	10,985,291
Diluted (in shares)	21,757,906	16,397,618	10,985,291

Statements of Stockholders' Equity (USD $)	Total	Accumulated Deficit	Class C Special Shares	Common Stock
Balance at beginning of period at Dec. 31, 2009	$ 15,830,394	$ (119,434,428)	$ 391	$ 135,264,431
Balance at beginning of period (in shares) at Dec. 31, 2009			65,214	8,877,094
Issuance of common shares
Stock option exercise	2,014			2,014
Stock option exercise (in shares)				222
Stock option expense	992,757			992,757
Stock warrant expense	65,529			65,529
Registered direct offerings of common shares and warrants, net	48,452,644			48,452,644
Registered direct offerings of common shares and warrants, net (in shares)	2,467,212			4,687,871
June 1, 2012 fractional share adjustment (in shares)				1
Net loss	(46,196,216)	(46,196,216)
Balance at end of period at Dec. 31, 2010	19,147,122	(165,630,644)	391	184,777,375
Balance at end of period (in shares) at Dec. 31, 2010			65,214	13,565,188
Balance at beginning of period at Dec. 29, 2010
Issuance of common shares
Registered direct offerings of common shares and warrants, net (in shares)				1,764,706
Balance at end of period at Dec. 31, 2010	19,147,122	(165,630,644)	391	184,777,375
Balance at end of period (in shares) at Dec. 31, 2010			65,214	13,565,188
Issuance of common shares
Stock option exercise	32,442			32,442
Stock option exercise (in shares)				3,194
Warrant exercises - various	24,062			24,062
Warrant exercises - various (in shares)				1,458
Stock option expense	1,177,683			1,177,683
Stock warrant expense	204,980			204,980
Underwritten offering of common shares, net	44,961,137			44,961,137
Underwritten offering of common shares, net (in shares)				2,666,666
Registered direct offerings of common shares and warrants, net	23,876,370			23,876,370
Registered direct offerings of common shares and warrants, net (in shares)	711,629			2,033,247
June 1, 2012 fractional share adjustment (in shares)				1
Net loss	(51,608,504)	(51,608,504)
Balance at end of period at Dec. 31, 2011	37,815,292	(217,239,148)	391	255,054,049
Balance at end of period (in shares) at Dec. 31, 2011			65,214	18,269,754
Issuance of common shares
Shares issued in exchange for convertible senior notes and accrued interest	13,881,052			13,881,052
Shares issued in exchange for convertible senior notes and accrued interest (in shares)				3,652,125
Warrant exercises - various	211,068			211,068
Warrant exercises - various (in shares)				140,712
Stock option expense	725,625			725,625
Registered direct offerings of common shares and warrants, net	3,260,865			3,260,865
Registered direct offerings of common shares and warrants, net (in shares)				2,359,932
June 1, 2012 fractional share adjustment	(658)			(658)
June 1, 2012 fractional share adjustment (in shares)				(283)
Share redesignation (in shares)			(3)
Net loss	(27,717,739)	(27,717,739)
Balance at end of period at Dec. 31, 2012	$ 28,175,505	$ (244,956,887)	$ 391	$ 273,132,001
Balance at end of period (in shares) at Dec. 31, 2012			65,211	24,422,240

Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS USED IN OPERATING ACTIVITIES
Net loss	$ (27,717,739)	$ (51,608,504)	$ (46,196,216)
Adjustments to reconcile net loss to net cash (used in) operating activities
Depreciation and amortization	258,946	148,240	167,986
Employee and director stock-based compensation	725,625	1,177,683	992,757
Stock warrant expense - noncash		204,980	65,529
Loss on disposal or impairment of equipment	1,047,225	367,502	4,583
Investment impairment charge			286,000
Other non-cash items			(65,807)
Convertible note fair value adjustment	4,328,468	23,427	1,870,916
Changes in assets and liabilities affecting cash flows from operations
Prepaid expenses and other assets	492,670	1,682,466	(365,332)
Accounts payable and accrued liabilities	(4,418,215)	134,103	3,142,078
Net cash used in operating activities	(25,283,020)	(47,870,103)	(40,097,506)
CASH FLOWS USED IN INVESTING ACTIVITIES
Purchase of investments	(7,955)
Proceeds from sale of fixed assets			3,075
Purchase of fixed assets	(611,193)	(719,925)	(63,441)
Net cash used in investing activities	(619,148)	(719,925)	(60,366)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
Fractional share payout	(658)
Cash paid for convertible note repayment		(1,234,000)
Proceeds from common stock option exercises		32,442	2,014
Proceeds from common stock warrant exercises	211,068	24,062
Proceeds from issuance of common stock by underwritten offering		44,961,137
Proceeds from issuance of common stock by registered direct offering	3,260,865	23,876,370	48,452,644
Net cash provided by financing activities	3,471,275	67,660,011	48,454,658
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(22,430,893)	19,069,983	8,296,786
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	57,225,234	38,155,251	29,858,465
CASH AND CASH EQUIVALENTS AT END OF PERIOD	34,794,341	57,225,234	38,155,251
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Interest paid, including acquired accrued interest	313,435	688,000	688,000
Noncash Investing and Financing Activities:
Investment - non-cash			65,807
Shares issued for convertible senior notes and accrued interest	13,881,052
Purchase of fixed assets on account, non-cash investing activity		$ 21,405

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2012
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

        BioSante Pharmaceuticals, Inc. (the Company) is a specialty pharmaceutical company focused on developing products for female sexual health, menopause, contraception and male hypogonadism. The Company's products, either approved or in human clinical development, include: (1) LibiGel, once daily transdermal testosterone gel in Phase III development for the treatment of female sexual dysfunction (FSD), specifically hypoactive sexual desire disorder (HSDD); (2) a once daily transdermal testosterone gel approved by the U.S. Food and Drug Administration (FDA) indicated for the treatment of hypogonadism, or testosterone deficiency in men, and licensed to Teva Pharmaceuticals USA, Inc. (Teva); (3) The Pill-Plus (triple component contraceptive), once daily use of various combinations of estrogens, progestogens and androgens in Phase II development; and (4) Elestrin, once daily transdermal estradiol (estrogen) gel approved by the FDA indicated for the treatment of moderate-to-severe vasomotor symptoms (hot flashes) associated with menopause and marketed in the U.S. by Meda, the Company's licensee.

        The Company's lead product in development is LibiGel for the treatment of FSD, specifically HSDD, in postmenopausal women, for which there is no FDA-approved pharmaceutical product. For the past several years, the Company focused its efforts on two Phase III LibiGel efficacy trials and a LibiGel Phase III cardiovascular and breast cancer safety study. In December 2011, the Company announced results from its two Phase III LibiGel efficacy trials, which showed that the trials did not meet the co-primary or secondary endpoints. Although LibiGel performed as predicted, increasing satisfying sexual events and sexual desire and decreasing distress associated with low desire, the placebo response in the two efficacy trials was greater than expected, and LibiGel's results were not shown to be statistically different from the placebo.

        Beginning in December 2011, the Company analyzed the data from its Phase III LibiGel efficacy trials, consulted with key opinion leaders in female sexual dysfunction, testosterone therapy and placebo effects, and met with representatives of the FDA. As a result of this process, in June 2012 the Company announced a plan to initiate two new LibiGel Phase III efficacy trials. The Company subsequently began the process of developing a protocol for the two new efficacy trials and applying for an FDA Special Protocol Assessment (SPA) agreement covering aspects of the two new efficacy trials.

        In September 2012, the Company announced that the independent Data Monitoring Committee (DMC) completed its ninth unblinded review of the LibiGel Phase III cardiovascular events and breast cancer safety study and recommended that the LibiGel safety study should continue as per the FDA-agreed protocol, without modifications. At the time of the DMC review, there were 53 adjudicated cardiovascular events, with a lower than anticipated event rate of approximately 0.72 percent. In the same population of subjects, there were 27 breast cancers reported, a rate of approximately 0.37 percent, which is in line with the expected rate based on the ages of the subjects enrolled in the study. Given this latest review during which no specific or general safety issues were raised, and after extensive consideration, the Company also announced in September 2012 the conclusion of the LibiGel Phase III safety study effective immediately. Prior to the initiation of the LibiGel safety study in 2008, the FDA advised the Company that subjects in the cardiovascular event and breast cancer safety study were required to have a minimum average exposure in the safety study of 12 months prior to submitting a LibiGel new drug application (NDA), and prior to a potential FDA approval of LibiGel. As of the date of the conclusion of the safety study, subjects had been in the study for an average time of 24.5 months; more than 3,200 subjects had been in the study for more than one year and over 1,700 subjects had been enrolled for more than two years. With this ninth positive unblinded review of the study by the DMC, and over 7,400 women-years of exposure, the Company believes that adequate safety data of LibiGel use in menopausal women has been obtained.

        The Company is continuing to develop a protocol for the two new LibiGel efficacy trials and intends to seek an FDA SPA agreement covering aspects of the two new efficacy trials.

        On October 3, 2012, the Company entered into an agreement and plan of merger (the Merger Agreement) with ANIP Acquisition Company d/b/a ANI Pharmaceuticals, Inc. (ANI). The Merger Agreement provides that, subject to the terms and conditions set forth in the Merger Agreement, ANI will merge with and into the Company, with the Company continuing as the surviving company (the Merger). Following completion of the Merger, the current stockholders of ANI are expected to own approximately 53 percent of the outstanding shares of common stock of the combined company, and current stockholders of the Company are expected to own approximately 47 percent of the outstanding shares of common stock of the combined company, assuming the Company's "net cash" as defined in the Merger Agreement and generally consisting of the Company's cash and cash equivalents less certain expenses and liabilities, as of a determination date prior to the closing date of the Merger, is $18.0 million. The exchange ratios in the Merger are subject to potential adjustment as described in the Merger Agreement depending upon the amount of the Company's net cash as of a determination date prior to the closing date of the Merger, but in no event will the current ANI stockholders own less than 50.1 percent (or the current Company stockholders own more than 49.9 percent) of the outstanding shares of common stock of the combined company. The pending Merger with ANI is more fully described in Note 3, "Pending Merger with ANI."

        On April 12, 2013, the Company, ANI Merger Sub, Inc., a newly formed wholly owned subsidiary of the Company (Merger Sub) and ANI entered into an amended and restated agreement and plan of merger (the New Merger Agreement), pursuant to which, subject to the terms and conditions set forth in the New Merger Agreement, Merger Sub will merge with and into ANI, and after which ANI will be a wholly owned subsidiary of the Company. The merger agreement amends and restates in its entirety the Prior Merger Agreement. Pursuant to the terms of the New Merger Agreement, at the effective time of the New Merger, each outstanding share of capital stock of ANI will be converted into the right to receive a number of shares of common stock of the Company, if any, as determined pursuant to the exchange ratio described in the New Merger Agreement and the provisions of ANI's certificate of incorporation, and all options, warrants or other rights to purchase shares of capital stock of ANI, will be canceled without consideration therefor, except for certain warrants which although not cancelled will not represent the right to acquire any equity or other interest in the Company or ANI after the New Merger. No fractional shares of common stock of the Company will be issued in connection with the New Merger, and holders of ANI capital stock will be entitled to receive cash in lieu thereof. Following the consummation of the transactions contemplated by the New Merger Agreement, the stockholders of ANI immediately prior to the effective time of the New Merger will own 57% of the outstanding shares of the Company's common stock and the stockholders of the Company immediately prior to the effective time of the New Merger will own 43% of the outstanding shares of common stock of the Company. Unlike the exchange ratio provision in the Prior Merger Agreement, the respective percentage ownerships of the stockholders of ANI and the Company after the New Merger are fixed at 57% and 43%, respectively, and are not subject to adjustment based on the Company's net cash. The New Merger is intended to qualify as a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. The New Merger with ANI is more fully described in Note 15, "Subsequent Events."

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

        These financial statements are expressed in U.S. dollars. The Company is organized into one operating and one reporting segment.

        The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (generally accepted accounting principles). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company does not have items of other comprehensive income for the years ended December 31, 2012, 2011 or 2010; and therefore, has not presented comprehensive income.

        On June 1, 2012, the Company effected a one-for-six reverse split of its outstanding common stock and class C special stock. All share and per share numbers have been adjusted retroactively to reflect the one-for-six reverse stock split effected on June 1, 2012.

Cash and Cash Equivalents

        The Company generally considers all instruments with original maturities of three months or less to be cash equivalents. Interest income on invested cash balances is recognized on the accrual basis as earned.

        The Company's policy is to manage its cash and cash equivalents in order to ensure maximum safety of principal. As of December 31, 2012, all of the Company's cash and cash equivalents resided in a 100 percent FDIC-insured non-interest bearing checking account or a U.S. Treasury money market fund. As of December 31, 2011, all of the Company's cash and cash equivalents resided in a 100 percent FDIC-insured non-interest bearing checking account.

Fair Value of Financial Instruments

        The carrying value of certain of the Company's financial instruments, including cash equivalents, accounts receivable and accounts payable, approximate fair value due to their short maturities. Other information about the Company's assets and liabilities recorded at fair value is included in Note 14, "Fair Value Measurements."

Property and Equipment

        Property and equipment that currently is being used in the Company's operations is stated at cost less accumulated depreciation and amortization. Depreciation is computed primarily on a straight line basis over the estimated useful lives of the respective assets, typically five and seven years for software and computer equipment and 10 years for non-computer equipment.

Long-Lived Assets

        Long-lived assets are reviewed for possible impairment whenever events indicate that the carrying amount of such assets may not be recoverable. If such a review indicates an impairment, the carrying amount of such assets is reduced to estimated recoverable value.

Convertible Senior Notes

        The Company has outstanding 3.125% convertible senior note obligations, which contain certain redemption, repurchase and conversion adjustment features. The Company assumed the convertible senior notes in connection with its merger with Cell Genesys, Inc. (Cell Genesys) in October 2009. The Company made an irrevocable election to account for these convertible senior notes at fair value commencing from the date of the merger with Cell Genesys, resulting in recognition of a single liability for the convertible senior notes which are reported at fair value at each reporting date. Subsequent changes in the carrying value of the convertible senior notes are reflected in fair value adjustment in the accompanying statements of operations.

Research and Development

        Research and development costs are charged to expense as incurred. Direct government grants are recorded as an offset to the related research and development costs when the Company has complied with the conditions attached to the grant and there is reasonable assurance that the funds will be received.

Legal Costs

        For ongoing matters, legal costs are charged to expense as incurred.

Basic and Diluted Net Loss Per Share

        The basic and diluted net loss per share is computed based on the weighted average number of the shares of common stock and class C special stock outstanding, all being considered as equivalent of one another. Basic loss per share is computed by dividing loss available to common stockholders by the weighted average number of shares outstanding for the reporting period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. The computation of diluted loss per share does not include the Company's stock options, warrants or convertible debt as such securities have an antidilutive effect on loss per share.

Stock-Based Compensation

        The Company recognizes stock-based compensation expense granted to employees generally on a straight-line basis over the estimated service period of the award, or when certain performance-based vesting provisions occur, for awards that contain these features. The Company also has granted options to non-employees in exchange for services. Expense related to such grants is recognized within the Company's statements of operations in accordance with the nature of the service received by the Company.

        Warrants issued to non-employees as compensation for services rendered are valued at their fair value on the date of issue and are re-measured until the counterparty's performance under the arrangement is complete.

Revenue Recognition

        The Company has entered into various licensing agreements that have generated license revenue or other upfront fees and which also may involve subsequent milestone payments earned upon completion of development milestones by the Company, upon the occurrence of certain regulatory actions, such as the filing of a regulatory application or the receipt of a regulatory approval, or upon the achievement of certain sales-based milestones. Non-refundable license fees are recognized as revenue when the Company has a contractual right to receive such payment, the contract price is fixed or determinable, the collection of the resulting receivable is reasonably assured and the Company has no further performance obligations under the license agreement. Non-refundable license fees that meet these criteria and are due to the Company upon execution of an agreement are recognized as revenue immediately.

        Milestones, in the form of additional license fees, typically represent non-refundable payments to be received in conjunction with the achievement of a specific event identified in the contract, such as completion of specified clinical development activities and/or regulatory submissions and/or approvals, or as sales-based milestone payments. Revenues from milestone payments that meet the criteria in the preceding paragraph are recognized when the milestone is achieved.

        Additionally, royalty revenue based upon sales of products under license is recorded when such royalties are earned and are deemed collectible, which is generally in the quarter when the related products are sold.

Income Taxes

        Deferred tax assets or liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities, as measured by enacted tax rates. A valuation allowance is provided against deferred income tax assets in circumstances where management believes the recoverability of a portion of the assets is not more likely than not. The Company has provided a full valuation allowance against its net deferred tax assets as of December 31, 2012 and 2011.

Investments

        The investments balance of $3,413,762 and $3,405,807 as of December 31, 2012 and 2011 consists of the Company's investments that are recorded using the cost method, and substantially represents the Company's investment in Ceregene, Inc., a privately held biotechnology company (Ceregene). As a result of the Company's merger with Cell Genesys, the Company acquired a minority investment in Ceregene. The Company has recorded its investment using the cost method, as no active market exists for this investment, and the Company does not possess significant influence over operating and financial policies of Ceregene, although the Company by virtue of its stock ownership of Ceregene has the right to designate one member on the Ceregene board of directors. During 2010, the Company recorded a $286,000 impairment on this investment. Such impairment was based on a third-party investment in Ceregene in 2010.

        The valuation of investments accounted for under the cost method is based on all available financial information related to the investee, including valuations based on recent third party equity investments in the investee. If an unrealized loss on any investment is considered to be other-than-temporary, the loss is recognized in the period the determination is made. All investments are reviewed for changes in circumstances or occurrence of events that suggest the investment may not be recoverable. The fair value of the cost method investments are not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investments and it is not practicable to estimate the fair value of the investments.

Recent Accounting Pronouncements

        The Company does not expect the adoption of any recent accounting pronouncements to have a material effect on the Company's financial position, results of operations or cash flows.

PENDING MERGER WITH ANI	12 Months Ended
Dec. 31, 2012
PENDING MERGER WITH ANI
PENDING MERGER WITH ANI

3. PENDING MERGER WITH ANI

Agreement and Plan of Merger

        On April 12, 2013, the Company, Merger Sub and ANI entered into the New Merger Agreement, pursuant to which, subject to the terms and conditions set forth in the New Merger Agreement, Merger Sub will merge with and into ANI, and after which ANI will be a wholly owned subsidiary of the Company. The merger agreement amends and restates in its entirety the Prior Merger Agreement described below. The New Merger with ANI is more fully described in Note 15, "Subsequent Events."

        On October 3, 2012, the Company entered into the Merger Agreement with ANIP Acquisition Company d/b/a ANI Pharmaceuticals, Inc. The Merger Agreement provides that, upon the terms and subject to the conditions set forth in the Merger Agreement, ANI will merge with and into the Company, with the Company continuing as the surviving company. At the effective time of the Merger, each outstanding share of capital stock of ANI will be converted into the right to receive a number of shares of the Company's common stock, if any, as determined pursuant to the exchange ratios described in the Merger Agreement and the provisions of ANI's certificate of incorporation. All options, warrants or other rights to purchase shares of capital stock of ANI, will be canceled at the effective time of the Merger without any consideration in exchange, except for certain warrants which although not cancelled will not represent the right to acquire any equity or other interest in the combined company after the Merger. No fractional shares of the Company's common stock will be issued in connection with the Merger, and holders of ANI capital stock will be entitled to receive cash in lieu thereof. Following completion of the Merger, the current stockholders of ANI are expected to own approximately 53 percent of the outstanding shares of common stock of the combined company, and current stockholders of the Company are expected to own approximately 47 percent of the outstanding shares of common stock of the combined company, assuming the Company's "net cash" as of the determination date is $18.0 million. The exchange ratios are subject to potential adjustment as described in the Merger Agreement depending upon the amount of the Company's "net cash", as defined in the Merger Agreement and generally consisting of the Company's cash and cash equivalents less certain expenses and liabilities, as of a determination date prior to the closing date of the Merger, but in no event will the current ANI stockholders own less than 50.1 percent (or the current Company stockholders own more than 49.9 percent) of the outstanding shares of common stock of the combined company. The Merger is intended to qualify as a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended.

        The Merger Agreement provides that, immediately following the effective time of the Merger, the board of directors of the combined company will consist of five directors of ANI and two directors of the Company, and ANI's current executive officers are expected to serve as executive officers of the combined company. In connection with the Merger, the Company will seek to amend its certificate of incorporation to: (i) effect a reverse split of its common stock at a ratio between the range of one-for-two and one-for-five, as determined by the Company and ANI, which is intended to ensure that the listing requirements of The NASDAQ Global Market or The NASDAQ Capital Market are satisfied; and (ii) change the name of the Company to "ANI Pharmaceuticals, Inc." or another name as designated by ANI (together, the Charter Amendments). No fractional shares of the Company's common stock will be issued in connection with the reverse split and holders of the Company's common stock will be entitled to receive cash in lieu thereof.

        Consummation of the Merger is subject to a number of conditions, including, but not limited to (i) the adoption and approval of the Merger Agreement and the transactions contemplated thereby by both the Company's and ANI's stockholders and the approval of the Charter Amendments by the Company's stockholders; (ii) approval for the listing of shares of the Company's common stock to be issued in the Merger on The NASDAQ Global Market or The NASDAQ Capital Market; (iii) written opinions of counsel that the Merger will qualify as a reorganization within the meaning of Section 368(a) of the Code; and (iv) other customary closing conditions. In addition, the obligation of ANI to effect the Merger is subject to a condition that the Company's net cash, as calculated pursuant to the terms of the Merger Agreement, be no less than $17.0 million immediately prior to the effective time of the Merger.

        Each of the Company and ANI have made customary representations, warranties and covenants in the Merger Agreement, including among others, covenants that (i) each party will conduct its business in the ordinary course consistent with past practice during the interim period between the execution of the Merger Agreement and the consummation of the Merger; (ii) each party will not engage in certain kinds of transactions or take certain actions during such period; (iii) ANI will convene and hold a meeting of its stockholders for the purpose of considering the adoption and approval of the Merger Agreement and the transactions contemplated thereby and the board of directors of ANI will recommend that its stockholders adopt and approve the Merger Agreement, subject to certain exceptions; and (iv) the Company will convene and hold a meeting of its stockholders for the purpose of considering the adoption and approval of the Merger Agreement and the transactions contemplated thereby and the approval of the Charter Amendments and the Company's board of directors will recommend that the Company's stockholders adopt and approve the Merger Agreement and approve the charter amendments, subject to certain exceptions. Each of the Company and ANI also has agreed not to solicit proposals relating to alternative business combination transactions or enter into discussions or an agreement concerning any proposals for alternative business combination transactions, subject to exceptions for the Company in the event of the Company's receipt of a "superior proposal."

        The Merger Agreement contains certain termination rights in favor of each of ANI and the Company in certain circumstances. If the Merger Agreement is terminated due to certain triggering events specified in the Merger Agreement, the Company will be required to pay ANI a termination fee of up to $1.0 million or ANI will be required to pay the Company a termination fee of up to $750,000. The Merger Agreement also provides that under specified circumstances, the Company may be required to reimburse ANI up to $500,000 for ANI's expenses in connection with the transaction. Any expenses paid by the Company will be credited against the $1.0 million termination fee if the termination fee subsequently becomes payable by the Company.

Voting Agreements

        Concurrently and in connection with the execution of the Merger Agreement, certain of ANI's stockholders, who collectively hold approximately 90 percent of the outstanding shares of ANI capital stock as of the close of business on October 3, 2012, entered into voting agreements with the Company, pursuant to which each stockholder agreed to vote its shares of ANI capital stock in favor of the Merger, the Merger Agreement and the transactions contemplated by the Merger Agreement and against certain transactions or certain actions that would delay, prevent or nullify the Merger or the transaction contemplated by the Merger Agreement. In addition, one of the stockholders of ANI, who holds approximately 57 percent of the outstanding shares of ANI capital stock as of the close of business on October 3, 2012, has agreed to vote in favor of the election of the two directors designated by the Company at the first annual meeting of stockholders following the completion of the Merger.

        In addition, certain of the Company's stockholders, directors and officers, who collectively held approximately two percent of the outstanding shares of the Company's capital stock as of the close of business on October 3, 2012, entered into voting agreements with ANI, pursuant to which each stockholder agreed to vote its shares of the Company's capital stock in favor of the Merger, the Merger Agreement and the transactions contemplated by the Merger Agreement and the charter amendments, and against certain transactions or certain actions that would delay, prevent or nullify the Merger or the transaction contemplated by the Merger Agreement.

Lock-Up Agreements

        Concurrently and in connection with the execution of the Merger Agreement, ANI's chief executive officer and chief financial officer and certain stockholders of ANI, who collectively held approximately 85 percent of the outstanding shares of ANI capital stock as of the close of business on October 3, 2012, entered into lock-up agreements with the Company, pursuant to which each stockholder will be subject to a six-month lock-up on the sale of shares of the Company's common stock received in the Merger.

Contingent Value Rights Agreement

        The Company has the right in its sole discretion to issue contingent value rights (each, a CVR and collectively, the CVRs) to its existing stockholders immediately prior to the completion of the Merger.

        The Company expects that one CVR will be issued for each share of the Company's common stock outstanding as of the record date, which is March 15, 2013. However, the CVRs will not be certificated and will not be attached to the shares of the Company's common stock. Each CVR will be a non-transferable (subject to certain limited exceptions) right to potentially receive certain cash payments in the event the Company receives net cash payments during the ten-year period after the distribution of the rights as a result of the sale, transfer, license or similar transaction relating to the Company's LibiGel program, upon the terms and subject to the conditions set forth in a contingent value rights agreement to be entered into between the Company and an as of yet unidentified third party, as rights agent. The aggregate cash payments to be distributed to the holders of the CVRs, if any, will be equal to 66 percent of the net cash payments received by the combined company as a result of the sale, transfer, license or similar transaction relating to the Company's LibiGel program, as determined pursuant to the CVR agreement, and will not exceed $40 million in the aggregate.

LIQUIDITY AND CAPITAL RESOURCES	12 Months Ended
Dec. 31, 2012
LIQUIDITY AND CAPITAL RESOURCES
LIQUIDITY AND CAPITAL RESOURCES

4. LIQUIDITY AND CAPITAL RESOURCES

        Substantially all of the Company revenue to date has been derived from upfront, milestone and royalty payments earned on licensing and sublicensing transactions and from subcontracts. The Company's business operations to date have consisted primarily of licensing and research and development activities and if the Company does not complete its proposed merger with ANI, the Company would expect this to continue for the immediate future. To date, the Company has used primarily equity financings, and to a lesser extent, licensing income, interest income and the cash received from its 2009 merger with Cell Genesys, to fund its ongoing business operations and short-term liquidity needs.

        During 2012, the Company raised approximately $3.3 million in net proceeds, after deducting placement agent fees and other offering expenses, through the sale of common stock and warrants in a registered direct offering, as more fully described in Note 9, "Stockholders' Equity."

        As of December 31, 2012, the Company had $34.8 million of cash and cash equivalents and had outstanding $8.3 million in aggregate principal amount of its 3.125% convertible senior notes due May 1, 2013. Absent the receipt of any additional licensing income or financing, the Company expects its cash and cash equivalents balance to decrease as it continues to use cash to fund its operations. Assuming the Merger between the Company and ANI is completed, the Company expects its cash and cash equivalents as of December 31, 2012 to meet its liquidity requirements through at least its anticipated closing of the Merger, including the requirement under the Merger Agreement to have at least $17 million of "net cash," as defined in and as calculated pursuant to the Merger Agreement, available upon the closing of the Merger. If the Merger between the Company and ANI is not completed, the Company will need to reevaluate its strategic alternatives, which may include continuing as an independent, stand-alone business, a sale of the Company, liquidation of the Company or other strategic transaction. The Company's liquidity position will be dependent upon the strategic alternative selected; however, assuming the Company does not enter into another strategic transaction, and assuming the Company decides not to commence the two new efficacy trials for LibiGel, the Company expects its cash and cash equivalents as of December 31, 2012 will be sufficient to meet its liquidity requirements for at least the next three to five years. Additional financing would be required should the Company decide to commence the two new efficacy trials for LibiGel. These estimates may prove incorrect or the Company, nonetheless, may choose to raise additional financing earlier.

        The Company's future capital requirements will depend upon numerous factors, including:

  •
  the timing, cost and successful completion of the Company's Merger with ANI;

  •
  the progress, timing, cost and results of the Company's clinical development programs, including in particular the conclusion of the LibiGel Phase III safety study, and if the Company has not completed its merger with ANI, beginning in mid-2013, the two new LibiGel Phase III efficacy trials if the Company decides to commence such trials, and if the Company in-licenses additional new products that require further development;

  •
  the cost, timing and outcome of regulatory actions with respect to the Company's products;

  •
  the success, progress, timing and costs of the Company's business development efforts to implement business collaborations, licenses and other business combinations or transactions, and the Company's efforts to evaluate various strategic alternatives available with respect to the Company's products and the Company;

  •
  the Company's ability to obtain value from its current products and technologies and its ability to out-license its products and technologies to third parties for development and commercialization and the terms of such out-licenses;

  •
  the Company's ability to acquire or in-license additional new products and technologies and the costs and expenses of such acquisitions or licenses;

  •
  the timing and amount of any royalties, milestone or other payments the Company may receive from or be obligated to pay to current and potential licensors, licensees and other third parties;

  •
  the costs of preparing, filing, prosecuting, maintaining and enforcing patent claims and other intellectual property rights;

  •
  the emergence of competing products and technologies, and other adverse market developments;

  •
  the perceived, potential and actual commercial success of the Company's products;

  •
  the outstanding principal amount of the Company's 3.125% convertible senior notes due May 1, 2013 (convertible senior notes) that are scheduled to mature and become due and payable on May 1, 2013 and the Company's ability to avoid a "fundamental change" or an "event of default" under the indenture governing such notes, which may cause such notes to become due and payable prior to their maturity date on May 1, 2013;

  •
  the Company's operating expenses; and

  •
  the resolution of the Company's pending purported class action and shareholder derivative litigation and any amount the Company may be required to pay in excess of its directors' and officers' liability insurance.

        The Company does not have any existing credit facilities under which the Company could borrow funds. In the event that the Company would require additional working capital to fund future operations, the Company could seek to acquire such funds through additional equity or debt financing arrangements. If the Company raises additional funds by issuing equity securities, the Company's stockholders may experience dilution. Debt financing, if available, may involve covenants restricting the Company's operations or its ability to incur additional debt. There is no assurance that any financing transaction will be available on terms acceptable to the Company, or at all. As an alternative to raising additional financing, the Company may choose to license one or more of the Company's products or technologies to a third party who may finance a portion or all of the continued development and, if approved, commercialization of that licensed product, or sell certain assets or rights under the Company's existing license agreements. In addition, from time to time, the Company may purchase, exchange or restructure its outstanding convertible senior notes through cash purchases and/or exchanges for other equity securities of the Company, in open market purchases, privately negotiated transactions and/or a tender offer. Such additional purchases, exchanges or restructurings, if any, will depend on prevailing market conditions, the trading price and volume of the Company's common stock, the willingness of the note holders to sell, exchange or restructure their notes, the Company's available cash and cash equivalents, the Company's liquidity requirements, regulatory limitations, contractual restrictions and other factors. Such future purchases, exchanges or restructurings could dilute the percentage ownership of the Company's stockholders, result in the issuance of securities at a discount to market price or that may have rights, preferences or privileges senior to those of the Company's existing stockholders and/or decrease the Company's cash balance. A significant decrease in the Company's cash balance, together with an inability to raise additional financing when needed, may impair the Company's ability to execute strategic alternatives or leave the Company without sufficient cash remaining for operations.

        The Company is subject to pending purported class action and shareholder derivative litigation, which litigation is described in more detail in Note 13, "Commitments and Contingencies" to the Company's financial statements. Such litigation could divert management's attention, harm the Company's business and/or reputation and result in significant liabilities, as well as harm the Company's ability to raise additional financing and execute certain strategic alternatives.

        The Company can provide no assurance that additional financing, if needed, will be available on terms favorable to the Company, or at all. This is particularly true if investors are not confident in the success of the Company's pending merger with ANI, the Company's LibiGel clinical development program, the future value of the Company and/or economic and market conditions deteriorate. If the Company does not complete its pending merger with ANI and if adequate funds are not available or are not available on acceptable terms when the Company needs them, the Company may need to reduce its operating costs further or the Company may be forced to explore other strategic alternatives, such as other business combination transactions or winding down the Company's operations and liquidating the Company. In such case, the Company's stockholders could lose some or all of their investment.

LICENSE AGREEMENTS	12 Months Ended
Dec. 31, 2012
LICENSE AGREEMENTS
LICENSE AGREEMENTS

5. LICENSE AGREEMENTS

LibiGel and Elestrin

        The Company licensed the technology underlying LibiGel and Elestrin, but not its male testosterone gel, from Antares Pharma, Inc. (Antares). Under the agreement, Antares granted the Company an exclusive license to certain patents and patent applications covering these gel products, including rights to sublicense, in order to develop and market the products in certain territories. Under the agreement, the Company is required to pay Antares certain development and regulatory milestone payments and royalties based on net sales of any products the Company or any sub-licensee sells incorporating the in-licensed technology. The patents covering the formulations used in these gel products are expected to expire in 2022 and 2028.

Male Testosterone Gel

        The Company's male testosterone gel was developed initially by the Company, and then licensed by the Company to Teva for late stage clinical development. Teva submitted an NDA to the FDA in the beginning of 2011, which was approved by the FDA in February 2012. No launch date for this product has been announced by Teva.

        Under the Company's development and license agreement with Teva, Teva has agreed to market the male testosterone gel for the U.S. market and is responsible for any and all manufacturing and marketing associated with the product. The financial terms of the development and license agreement included a $1.5 million upfront payment by Teva, which was paid to the Company in December 2002, and an obligation by Teva to pay the Company certain milestones and royalties on sales of the product in exchange for rights to develop and market the product. Teva is entitled to deduct the amount of any legal expenses incurred by Teva in connection with associated patent litigation against Teva from the net sales of the product.

        The term of the development and license agreement will expire 10 years from the date on which Teva makes its first commercial sale of the male testosterone gel to an unrelated third party in an arms-length transaction in the United States. The parties may terminate the development and license agreement upon the occurrence of certain events, including a material breach of the agreement by the other party. The Company may terminate the agreement if Teva files a petition in bankruptcy, enters into an arrangement with its creditors or makes an assignment for the benefit of creditors or a receiver or trustee is appointed or if Teva suffers or permits the entry of an order adjudicating it to be bankrupt or insolvent. Teva may terminate the agreement if Teva determines that the continued development and/or marketing of the male testosterone gel is no longer commercially viable.

        In October 2012, the Company and Teva entered into an amendment to the license and development agreement pursuant to which Teva made a non-refundable $1.0 million payment to the Company upon the signing of the amendment and an additional non-refundable $750,000 payment in December 2012. Teva also agreed to make the following milestone based payments to the Company: (1) $500,000 if the FDA authorizes marketing of the licensed male testosterone gel as an "AB-rated" equivalent to AndroGel®; and (2) $500,000 upon the earlier to occur of (a) December 31, 2013 and (b) five business days after Teva's commencement of commercial manufacture of the licensed product for sale in the United States. In addition, Teva has agreed to pay the Company $4.0 million in the event Teva is the sole marketer in the United States of a generic 1% testosterone gel AB-rated to AndroGel® for at least 180 days immediately following the launch date of the licensed product in the United States. The royalty rate to be paid by Teva to the Company under the agreement is five percent of net sales; provided, however, that during the period of time that Teva markets the licensed product and is the sole marketer of a generic 1% testosterone gel that is AB-rated to AndroGel® in the United States, the royalty rate will be seven and one half percent of net sales. Additionally, pursuant to the terms of the October 2012 amendment, the parties agreed to release each other from certain liabilities.

The Pill Plus

        The Company has a fully paid-up right and exclusive license to the technology underlying its triple component contraceptive, or The Pill Plus, from Wake Forest University Health Sciences and Cedars-Sinai Medical Center. The Company received this fully paid-up right and exclusive license in December 2012 when it entered into an amendment to the license agreement to eliminate all regulatory milestone payments, maintenance payments and royalty payments. The patents covering the technology underlying The Pill Plus are expected to expire in 2016.

Other License Agreements

        The Company has entered into several other license agreements in which the Company has out-licensed certain of the rights and technologies the Company has licensed. Under these agreements, the Company typically is entitled to receive royalty payments on any sales of the products and, in some cases, may be entitled to receive certain development and regulatory milestones.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT

        Property and equipment, net of accumulated depreciation at December 31, 2012 and 2011 consists of the following:

	2012	2011
Computer equipment	$176,500	$520,647
Office equipment	381,448	388,659
Equipment	0	378,147

	557,948	1,287,453
Accumulated depreciation and amortization	(391,562)	(426,089)

	$166,386	$861,364

        There was no construction in progress as of December 31, 2012 or December 31, 2011.

        Based upon the conclusion of the LibiGel safety study, the merger agreement with ANI and discussions with prospective purchasers of the Company's gel filling machine, none of which resulted in a sale of the machine, the Company has determined that the value of the Company's gel filling machine and components was impaired; and therefore, recorded a write-down of the asset to zero. The write-down of $929,431 is classified within research and development expense in the Company's statement of operations for the year ended December 31, 2012.

CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE SENIOR NOTES
CONVERTIBLE SENIOR NOTES

7. CONVERTIBLE SENIOR NOTES

        The Company assumed liabilities related to two series of convertible senior notes of Cell Genesys as a part of its 2009 merger with Cell Genesys—$1,234,000 aggregate principal amount of 3.125% convertible senior notes due November 1, 2011 (the 2011 Notes) and $20,782,000 aggregate principal amount of 3.125% convertible senior notes due May 1, 2013 (the 2013 Notes and collectively with the 2011 Notes, the Notes).

        Immediately prior to November 1, 2011, the Company repaid in its entirety the outstanding aggregate principal amount of the 2011 Notes and all accrued interest thereon through such date. As of December 31, 2012, an aggregate of $8,277,850 in principal amount of the 2013 Notes remained outstanding. The remaining 2013 Notes are exchangeable at the option of the holder or upon certain specified events into an aggregate of approximately 0.4 million shares of the Company's common stock at a conversion price of $22.32 per share.

        The 2013 Notes are general, unsecured obligations of the Company, ranking equally with all of the Company's existing and future unsubordinated, unsecured indebtedness and senior in right of payment to any subordinated indebtedness, but are effectively subordinated to all of the Company's existing and future secured indebtedness to the extent of the value of the related security, and structurally subordinated to all existing and future liabilities and other indebtedness of the Company's subsidiaries. The 2013 Notes are subject to repurchase by the Company at each holder's option, if a fundamental change (as defined in the indenture) occurs, at a repurchase price equal to 100 percent of the principal amount of the 2013 Notes, plus accrued and unpaid interest on the repurchase date and are subject to redemption for cash by the Company, in whole or in part, at a redemption price equal to 100 percent of the principal amount of such notes plus accrued and unpaid interest to the redemption date, if the closing price of the Company's common stock has exceeded 150 percent of the conversion price then in effect with respect to such notes for at least 20 trading days in any period of 30 consecutive trading days ending on the trading day prior to the mailing of the notice of redemption. As of December 31, 2012, the 2013 Notes were not eligible for redemption. The indenture governing the 2013 Notes, as supplemented by the supplemental indenture, does not contain any financial covenants and does not restrict the Company from paying dividends, incurring additional debt or issuing or repurchasing the Company's other securities. In addition, the indenture, as supplemented by the supplemental indenture, does not protect the holders of the 2013 Notes in the event of a highly leveraged transaction or a fundamental change of the Company except in certain circumstances specified in the indenture.

        From time to time, the Company may purchase, exchange or restructure its outstanding 2013 Notes through cash purchases and/or exchanges for other equity securities of the Company, in open market purchases, privately negotiated transactions and/or a tender offer. Such additional purchases, exchanges or restructurings, if any, will depend on prevailing market conditions, the trading price and volume of the Company's common stock, the willingness of the note holders to sell, exchange or restructure their notes, the Company's available cash and cash equivalents, the Company's liquidity requirements, regulatory limitations, contractual restrictions and other factors. Such future purchases, exchanges or restructurings could dilute the percentage ownership of the Company's stockholders, result in the issuance of securities at a discount to market price or that may have rights, preferences or privileges senior to those of the Company's existing stockholders and/or decrease the Company's cash balance. A significant decrease in the Company's cash balance may impair the Company's ability to execute strategic alternatives or leave the Company without sufficient cash remaining for operations.

        In February 2012, the Company issued an aggregate of 1.9 million shares of its common stock to one of the holders of the 2013 Notes in exchange for the cancellation of $9.0 million in aggregate principal amount of such notes, including accrued and unpaid interest of $79,024, and in July 2012, the Company issued an aggregate of 1.8 million shares of its common stock to two of the holders of the 2013 Notes in exchange for the cancellation of $3.5 million in aggregate principal amount of such notes and accrued and unpaid interest of $20,686. Non-cash fair value adjustment of $(3,157,150) was recorded as a result of the cancellation of such notes. The fair value adjustment recorded upon the cancellation of the 2013 Notes is primarily attributable to the time value effect of settling these obligations at a date prior to the stated maturity of the 2013 Notes.

        The Company has elected to record the Notes at fair value in order to simplify the accounting for the convertible debt, inclusive of the redemption, repurchase and conversion adjustment features which otherwise would require specialized valuation, bifurcation and recognition. Accordingly, the Company has adjusted the carrying value of the Notes to their fair value as of December 31, 2012, with changes in the fair value of the Notes occurring since December 31, 2011, reflected in fair value adjustment in the statements of operations. The fair value of the Notes is based on Level 2 inputs. The recorded fair value of the Notes of an aggregate of $7,883,886 as of December 31, 2012 differs from their total stated principal amount of $8,277,850 by $393,964.

        The recorded value of the Notes of an aggregate of $17,336,760 as of December 31, 2011 differs from their total stated principal amount of $20,782,000 by $3,445,240. The Company recorded fair value adjustments of $(1,171,318) and $(23,427) related to the Notes for the years ended December 31, 2012 and 2011, respectively, to increase its recorded liability and corresponding expense in 2012 and 2011. There was an immaterial change in the fair value of the convertible senior notes due to a change in instrument specific credit risk for the years ended December 31, 2012, 2011 and 2010.

        The Company establishes the value the convertible senior notes based upon contractual terms of the notes, as well as certain key assumptions. The assumptions as of December 31, 2012 were:

2013 Notes
Average risk-free rate	0.08%
Volatility of BioSante common stock	79.9%
Discount rate for principal payments in cash	19.4%

        The assumptions as of December 31, 2011 were:

2013 Notes
Average risk-free rate	0.19%
Volatility of BioSante common stock	77.4%
Discount rate for principal payments in cash	18.5%

        The discount rate is based on observed yields as of the measurement date for debt securities of entities having a Ca and Caa3 rating for long-term corporate obligations as assigned by Moody's Investors Service. Volatility is based on the historical fluctuations in the Company's stock price for a period of time equal to the remaining time until the debt maturity. The risk-free rate is based on observed yields as of the measurement date of one-year, two-year and three-year U.S. Treasury Bonds.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

8. INCOME TAXES

        The Company has analyzed its filing positions in all significant federal and state jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The Company's U.S. and state tax returns remain subject to examination for the year ended 1998 and all subsequent periods due to the availability of tax loss and credit carryforwards. The Company determined there are no uncertain tax positions existing as of December 31, 2012 or 2011.

        The components of the Company's net deferred tax asset at December 31, 2012 and 2011 were as follows:

	2012	2011
Net operating loss carryforwards	$72,756,414	$63,969,813
Tax basis in intangible assets	3,868,769	4,095,269
Deferred financing costs for tax	8,644,459	7,010,462
Research and development credits	9,142,943	8,266,610
Stock option expense	3,028,904	2,754,981
Other	46,506	448,140

	97,487,995	86,545,275
Valuation allowance	(97,487,995)	(86,545,275)

	$—	$—

        The Company recognized an income tax benefit based on the receipt of an income tax credit for 2012 of $121,791 compared to the recognition of no income tax benefit or expense for 2011 or 2010. The income tax benefit was a result of an election to accelerate research and development credits in lieu of receiving bonus depreciation on certain property under Section 168(k)(4) of the Internal Revenue Code of 1986, as amended. The Company's current and accumulated losses result in net operating loss carryforwards. At December 31, 2012, the Company had approximately $192,732,223 of net operating loss carryforwards that are available to reduce future taxable income for a period of up to 20 years. The net operating loss carryforwards expire in the years 2018-2032 and their utilization in future years may be limited as prescribed by Section 382 of the United States Internal Revenue Code; however, the Company has not performed an analysis to determine the amount of any such limitation. The net operating loss carryforwards as well as amortization of various intangibles, principally acquired in-process research and development, and other items have generated deferred tax benefits, which have been recorded as deferred tax assets and are entirely offset by a tax valuation allowance. The valuation allowance has been provided at 100% to reduce the deferred tax assets to zero, which is the amount management believes is more likely than not to be realized. Additionally, the Company has provided a full valuation allowance against approximately $9,142,943 of research and development credits, which are available to reduce future income taxes, if any in the future. The research and development credits expire in the years 2018-2032.

        The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate of 34.5% to pre-tax income as follows:

	2012	2011	2010
Tax at U.S. federal statutory rate	$(9,562,620)	$(17,804,934)	$(15,937,695)
State taxes, net of federal benefit	(900,827)	(1,677,276)	(1,501,377)
Research and development credits	(667,308)	(1,537,863)	(966,941)
Other, net	66,244	132,491	133,932
Change in valuation allowance	10,942,720	20,887,582	18,272,081

	$(121,791)	$—	$—

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

9. STOCKHOLDERS' EQUITY

Authorized and Outstanding Capital Stock

        The Company is authorized to issue 200,000,000 shares of common stock, $0.0001 par value per share, 4,687,684 shares of class C special stock, $0.0001 par value per share, and 10,000,000 shares of undesignated preferred stock, $0.0001 par value per share.

        No shares of preferred stock were outstanding as of December 31, 2012 or 2011.

        There were 65,211 and 65,214 shares of class C special stock issued and outstanding as of December 31, 2012 and 2011. Each share of class C special stock entitles its holder to one vote per share. Each share of class C special stock is exchangeable, at the option of the holder, for one share of the Company's common stock, at an exchange price of $15.00 per share, subject to adjustment upon certain capitalization events. Holders of class C special stock are not entitled to receive dividends or to participate in the distribution of the Company's assets upon any liquidation, dissolution or winding-up of the Company. The holders of class C special stock have no cumulative voting, preemptive, subscription, redemption or sinking fund rights.

        There were 24,422,240 and 18,269,754 shares of common stock issued and outstanding as of December 31, 2012 and 2011, respectively. The Company has presented the par values of its common stock and the related additional paid in capital on a combined basis for all periods presented.

Reverse Stock Split

        On May 30, 2012, the Company's stockholders approved an amendment to the Company's Restated Certificate of Incorporation to effect a reverse split of the Company's outstanding shares of common stock and class C special stock in the discretion of the Company's Board of Directors at an exchange ratio of not less than one-for-two and not more than one-for-ten. On June 1, 2012, the Board of Directors of the Company effected a one-for-six reverse split of the Company's outstanding shares of common stock and class C special stock. No fractional shares were issued as a result of the reverse stock split, and stockholders who otherwise would have been entitled to a fractional share received, in lieu thereof, a cash payment based on the closing sale price of the Company's common stock on June 1, 2012. The total cash payment for fractional shares was $658. The reverse stock split did not change the number of authorized shares of the Company's common stock or class C special stock or the par value of the Company's common stock or class C special stock, but because the number of authorized shares of the Company's common stock and class C special stock was not affected, the effect of the reverse stock split was to increase the number of authorized but unissued shares of the Company's common stock and class C special stock. The primary purpose of the reverse stock split was to increase the Company's ability to maintain the listing of its common stock on The NASDAQ Global Market.

Equity Offerings

        In August 2012, the Company completed a registered direct offering of 2,359,932 shares of its common stock and warrants to purchase an aggregate of 1,179,966 shares of its common stock at a purchase price of $1.4725 per share to one institutional investor for gross proceeds of $3,475,000. The offering resulted in net proceeds to the Company of $3,268,798, after deducting placement agent fees and offering expenses. The warrants were exercisable immediately and continue for a period of five years, at an exercise price of $1.50 per share. The number of shares issuable upon exercise of the warrants and the exercise price of the warrants are adjustable in the event of stock splits, combinations and reclassifications, but not in the event of the issuance of additional securities.

        On August 2, 2011, the Company completed an underwritten public offering of an aggregate of 2.7 million shares of its common stock at a purchase price of $18.00 per share, resulting in net proceeds of approximately $45.0 million, after underwriters' discounts, commissions and offering expenses.

        On March 8, 2011, the Company completed a registered direct offering of 2,033,247 shares of its common stock and warrants to purchase an aggregate of 670,966 shares of its common stock at a purchase price of $12.3678 per share to institutional investors for gross proceeds of $25.1 million. The offering resulted in net proceeds to the Company of $23.9 million, after deducting placement agent fees and offering expenses. The warrants are exercisable immediately and continuing for a period of three years, at an exercise price of $13.50 per share. In connection with the offering, the Company issued the placement agent warrants to purchase an aggregate of 40,663 shares of the Company's common stock at an exercise price of $15.48 per share, which warrants were exercisable immediately and will expire on June 9, 2014.

        On March 8, 2010, the Company completed a registered direct offering of an aggregate of 1,734,104 shares of its common stock and warrants to an aggregate of 867,048 shares of its common stock, at a purchase price of $10.38 per share to funds affiliated with two institutional investors resulting in net proceeds to the Company of approximately $17.5 million, after deducting placement agent fees and other offering expenses. The warrants are exercisable beginning on September 9, 2010, have an exercise price of $12.48 per share and will expire on September 8, 2015. In connection with the offering, the Company issued the placement agent warrants to purchase an aggregate of 34,681 shares of the Company's common stock at an exercise price of $12.96 per share, which warrants were exercisable beginning on September 8, 2010 and will expire on June 9, 2014.

        On June 23, 2010, the Company completed a registered direct offering of 1,189,061 shares of its common stock and warrants to purchase an aggregate of 594,525 shares of its common stock at a purchase price of $12.615 per share to funds affiliated with certain institutional investors for gross proceeds of $15.0 million. The offering resulted in net proceeds to the Company of approximately $14.1 million, after deducting placement agent fees and offering expenses. The warrants were exercisable immediately, have an exercise price of $14.70 per share and will expire on June 23, 2015. In connection with the offering, the Company issued the placement agent warrants to purchase an aggregate of 35,671 shares of the Company's common stock at an exercise price of $15.78 per share, which warrants were exercisable immediately and will expire on June 9, 2015.

        On December 31, 2010, the Company completed a registered direct offering of 1,764,706 shares of its common stock and warrants to purchase an aggregate of 882,348 shares of its common stock at a purchase price of $10.20 per share to funds affiliated with certain institutional investors for gross proceeds of $18.0 million. The offering resulted in net proceeds to the Company of approximately $16.9 million, after deducting placement agent fees and offering expenses. The warrants were exercisable immediately, have an exercise price of $12.00 per share and expire on December 30, 2015. In connection with the offering, the Company issued the placement agent warrants to purchase an aggregate of 52,939 shares of the Company's common stock at an exercise price of $12.75, which warrants were exercisable immediately and will expire on June 9, 2015.

Convertible Senior Notes

        See Note 7, "Convertible Senior Notes" for information regarding the Company's convertible senior notes.

Warrants

        Warrants to purchase an aggregate of 4,738,093 shares of the Company's common stock were outstanding and exercisable as of December 31, 2012:

Issue Date	Number of Underlying Shares Of Common Stock	Per Share Exercise Price	Expiration Date
December 15, 2008	50,000	$24.00	June 14, 2014
August 13, 2009	399,998	$15.00	August 12, 2014
August 13, 2009	40,000	$15.00	June 9, 2014
March 8, 2010	867,048	$12.48	September 8, 2015
March 8, 2010	34,681	$12.96	June 9, 2014
June 23, 2010	594,525	$14.70	June 23, 2015
June 23, 2010	35,671	$15.78	June 9, 2015
November 22, 2010	30,000	$12.00	November 21, 2013
December 30, 2010	882,348	$12.00	December 30, 2015
December 30, 2010	52,939	$12.75	June 9, 2015
March 8, 2011	670,966	$13.50	March 8, 2014
March 8, 2011	40,663	$15.48	June 9, 2014
August 20, 2012	1,039,254	$1.50	August 16, 2017

        During 2012, the Company issued warrants to purchase an aggregate of 1,179,966 shares of the Company's common stock in connection with the August 2012 registered direct offering as described above. During 2012, warrants to purchase an aggregate of 140,712 shares of common stock were exercised and warrants to purchase an aggregate of 95,874 shares of the Company's common stock expired unexercised.

        During 2011, the Company issued warrants to purchase an aggregate of 711,629 shares of the Company's common stock in connection with the March 2011 registered direct offering as described above. During 2011, warrants to purchase an aggregate of 1,458 shares of common stock were exercised and warrants to purchase an aggregate of 151,868 shares of the Company's common stock expired unexercised.

        During 2010, the Company issued warrants to purchase an aggregate of 2,467,212 shares of the Company's common stock in connection with registered direct offerings as described above, and warrants to purchase 30,000 shares of the Company's common stock as compensation for investor relations services as described below. During 2010, no warrants were exercised and warrants to purchase an aggregate of 127,291 shares of the Company's common stock expired unexercised.

        In 2010, the Company issued warrants to purchase 30,000 shares of the Company's common stock in consideration for various investor relations services. The warrants became exercisable on a ratable basis over a twelve-month period from the date of grant. The Company uses the Black-Scholes pricing model to value these types of warrants and remeasures the awards each quarter until the measurement date is established. For the years ended December 31, 2012, 2011 and 2010, the Company recorded $0, $204,980 and $65,529, respectively, in non-cash general and administrative expense pertaining to consultant warrants.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

10. STOCK-BASED COMPENSATION

        The Company has two stockholder-approved equity-based compensation plans under which stock options have been granted—the BioSante Pharmaceuticals, Inc. Amended and Restated 1998 Stock Plan (1998 Plan) and the BioSante Pharmaceuticals, Inc. Third Amended and Restated 2008 Stock Incentive Plan (2008 Plan) (collectively, the Plans). The 2008 Plan replaced the 1998 Plan except with respect to options outstanding under the 1998 Plan. As of December 31, 2012, the number of shares of the Company's common stock authorized for issuance under the 2008 Plan, subject to adjustment as provided in the 2008 Plan, was 1,833,333 plus the number of shares subject to options outstanding under the 1998 Plan as of the effective date of the 2008 Plan but only to the extent that such outstanding options are forfeited, expire or otherwise terminate without the issuance of such shares. Of such authorized shares, 3,416 shares had been issued and 860,828 shares were subject to outstanding stock options as of December 31, 2012.

        Outstanding employee stock options generally vest over a period of three or four years and have 10-year contractual terms. Upon exercise of an option, the Company issues new shares of its common stock. From time to time, the Company grants employee stock options that have performance condition-based vesting provisions which result in expense when such performance conditions are probable of being achieved. No performance-based options were outstanding as of December 31, 2012. The non-cash, stock-based compensation cost that was incurred by the Company in connection with the 1998 Plan and the 2008 Plan was $725,625, $1,177,683 and $992,757 for the years ended December 31, 2012, 2011 and 2010, respectively. No income tax benefit was recognized in the Company's statements of operations for stock-based compensation arrangements due to the Company's net loss position.

        The weighted average fair value of the options at the date of grant for options granted during 2012, 2011 and 2010 was $4.08, $7.32 and $6.66 per share, respectively. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2012	2011	2010
Expected option life (years)	5.5 - 6.25	5.5 - 6.25	6.00
Risk-free interest rate	0.775% - 1.105%	1.175% - 2.57%	2.42%
Expected stock price volatility	92.97% - 97.20%	69.07% - 72.16%	76.05%
Dividend yield	—	—	—

        The Company uses the simplified method to estimate the life of options. The risk-free interest rate used is the yield on a United States Treasury note as of the grant date with a maturity equal to the estimated life of the option. The Company calculated a volatility rate based on the closing price for its common stock at the end of each calendar month as reported by The NASDAQ Global Market. The Company has not in the past issued a cash dividend nor does it have any current plans to do so in the future; and therefore, an expected dividend yield of zero was used. Forfeitures are estimated at the time of grant and revised through a cumulative catch-up in the period of change if actual forfeitures differ from those estimates. The Company reduced its workforce during the fourth quarter of 2012 and the termination of employment of these employees resulted in a reversal of previously recognized non-cash stock-based compensation expense related to the forfeiture of non-vested options.

        The following table summarizes the stock option compensation expense for employees and non-employees recognized in the Company's statements of operations for each period:

	2012	2011	2010
Research and development	$53,812	$423,925	$325,208
General and administrative	671,813	753,758	667,549

Total stock-based compensation expense	$725,625	$1,177,683	$992,757

        A summary of activity under the Plans during the year ended December 31, 2012 is presented below:

Options	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Term	Aggregate Intrinsic Value
Outstanding December 31, 2011	906,860	$18.36	6.97	$0
Granted	358,582	$4.08
Exercised	—	—
Forfeited or expired	160,583	$12.90

Outstanding December 31, 2012	1,104,859	$14.51	6.45	$0

Exercisable at December 31, 2012	614,425	$20.77	4.73	$0

Vested or expected to vest at December 31, 2012	1,069,890	$14.69	6.39	$0

        There is no aggregate intrinsic value of the Company's outstanding and exercisable options as of December 31, 2012.

        As of December 31, 2012, there was $1,108,898 of total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the Plans. The cost is expected to be recognized over a weighted-average period of 1.96 years, however, if the Company's proposed merger with ANI is completed, the cost would then be expected to be recognized in 2013.

        The intrinsic value of options exercised during the year ended December 31, 2011 and 2010 was $22,106 and $974, respectively. The Company did not receive a tax benefit related to the exercise of these options because of its net operating loss position. The total fair value of shares vested during the years ended December 31, 2012, 2011 and 2010 was $701,481, $667,171 and $764,921, respectively.

RETIREMENT PLAN	12 Months Ended
Dec. 31, 2012
RETIREMENT PLAN
RETIREMENT PLAN

11. RETIREMENT PLAN

        The Company offers a discretionary 401(k) Plan to all of its employees. Under the 401(k) Plan, employees may defer income on a tax-exempt basis, subject to limitations under the Internal Revenue Code of 1986, as amended. Under the 401(k) Plan, the Company may make discretionary matching contributions. Company contributions expensed in 2012, 2011 and 2010 totaled $122,059, $211,494 and $179,349, respectively.

LEASE ARRANGEMENTS	12 Months Ended
Dec. 31, 2012
LEASE ARRANGEMENTS
LEASE ARRANGEMENTS

12. LEASE ARRANGEMENTS

        The Company has entered into lease commitments for rental of its office space which expires in 2014. The future minimum lease payments during 2013 and 2014 are $248,632 and $41,718, respectively.

        Rent expense amounted to $423,522, $424,294 and $338,588 for the years ended December 31, 2012, 2011 and 2010, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

13. COMMITMENTS AND CONTINGENCIES

Antares Pharma, Inc. License

        The Company's license agreement with Antares Pharma, Inc. requires the Company to fund the development of the licensed products, make milestone payments and pay royalties on the sales of products related to this license. In 2012, 2011 and 2010, the Company paid or accrued $550,736, $335,160 and $152,228, respectively, to Antares as a result of royalties generated by Elestrin revenues.

Wake Forest License

        In April 2002, the Company exclusively in-licensed from Wake Forest University Health Sciences and Cedars-Sinai Medical Center three issued U.S. patents claiming triple component therapy (the combination use of estrogen plus progestogen plus androgen, e.g. testosterone) and obtained an option to license the patents for triple component contraception. The financial terms of the license included an upfront payment by the Company in exchange for exclusive rights to the license and regulatory milestone payments, maintenance payments and royalty payments by the Company if a product incorporating the licensed technology gets approved and subsequently marketed. In July 2005, the Company exercised the option for an exclusive license for the three U.S. patents for triple component contraception. The financial terms of this license included an upfront payment, regulatory milestone payments, maintenance payments and royalty payments by the Company if a product incorporating the licensed technology gets approved and subsequently marketed. In December 2012, the Company and Wake Forest University Health Sciences and Cedars-Sinai Medical Center entered into an amendment to the license agreement pursuant to which the Company received a fully paid-up right and exclusive license to the licensed technology in exchange for a $300,000 payment.

        The Company has agreed to indemnify, hold harmless and defend Wake Forest University Health Sciences and Cedars-Sinai Medical Center against any and all claims, suits, losses, damages, costs, fees and expenses resulting from or arising out of exercise of the license agreement, including but not limited to, any product liability claims. The Company has not recorded any liability in connection with this obligation as no events occurred that would require indemnification.

Employee Reduction Implications

        As a result of the conclusion of the Company's LibiGel Phase III cardiovascular events and breast cancer safety study, as announced by the Company in September 2012, and in light of the Company's proposed merger with ANI, the Company plans to reduce its workforce during the first quarter of 2013 effective upon completion of the merger. In connection with the announced reduction, the Company will pay $215,979 to non-executive officers in aggregate severance costs during 2013. If the proposed merger with ANI is completed, the employment of the Company's three executive officers will terminate immediately following the completion of the merger and they will be entitled to receive severance cash payments ranging from $526,400 to $1,490,100 and other severance benefits such as continuing health insurance, in connection with such termination.

Pending Litigation

        On February 3, 2012, a purported class action lawsuit was filed in the United States District Court for the Northern District of Illinois under the caption Thomas Lauria, on behalf of himself and all others similarly situated v. BioSante Pharmaceuticals, Inc. and Stephen M. Simes naming the Company and its President and Chief Executive Officer, Stephen M. Simes, as defendants. The complaint alleges that certain of the Company's disclosures relating to the efficacy of LibiGel and its commercial potential were false and/or misleading and that such false and/or misleading statements had the effect of artificially inflating the price of the Company's securities resulting in violations of Section 10(b) of the Securities Exchange Act of 1934, as amended (the Exchange Act), Rule 10b-5 and Section 20(a) of the Exchange Act. Although a substantially similar complaint was filed in the same court on February 21, 2012, such complaint was voluntarily dismissed by the plaintiff in April 2012. The plaintiff seeks to represent a class of persons who purchased the Company's securities between February 12, 2010 and December 15, 2011, and seeks unspecified compensatory damages, equitable and/or injunctive relief, and reasonable costs, expert fees and attorneys' fees on behalf of such purchasers. The Company believes the action is without merit and intends to defend the action vigorously. On November 6, 2012, the plaintiff filed a consolidated amended complaint. The Company and Mr. Simes filed motions to dismiss the consolidated amended complaint on December 28, 2012. Briefing on the motion to dismiss is ongoing and is expected to be completed during the first quarter of 2013.

        On May 7, 2012, Jerome W. Weinstein, a purported stockholder of the Company filed a shareholder derivative action in the United States District Court for the Northern District of Illinois under the caption Weinstein v. BioSante Pharmaceuticals, Inc. et al., naming the Company's directors as defendants and the Company as a nominal defendant. A substantially similar complaint was filed in the same court on May 22, 2012 and another substantially similar complaint was filed in the Circuit Court for Cook County, Illinois, County Department, Chancery Division, on June 27, 2012. The suits generally related to the same events that are the subject of the class action litigation described above. The complaints allege breaches of fiduciary duty, abuse of control, gross mismanagement and unjust enrichment as causes of action occurring from at least February 2010 through December 2011. The complaints seek unspecified damages, punitive damages, costs and disbursements and unspecified reform and improvements in the Company's corporate governance and internal control procedures. On September 24, 2012, the District Court consolidated the two cases before it and on November 20, 2012 plaintiffs filed their consolidated amended complaint. On January 11, 2013, the defendants filed a motion to dismiss this complaint. On November 27, 2012, the plaintiff in the action pending in Illinois state court filed an amended complaint. On January 18, 2013, the individual defendants filed a motion to dismiss this complaint. Briefing on these motions is ongoing and is expected to be completed during the first quarter of 2013.

        The lawsuits are in their early stages; and, therefore, the Company is unable to predict the outcome of the lawsuits and the possible loss or range of loss, if any, associated with their resolution or any potential effect the lawsuits may have on the Company's operations. Depending on the outcome or resolution of these lawsuits, they could have a material effect on the Company's operations, including its financial condition, results of operations, or cash flows. No amounts have been accrued related to these lawsuits as of December 31, 2012.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

14. FAIR VALUE MEASUREMENTS

        The Company accounts for its convertible senior notes and U.S. Treasury money market fund at fair value. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, a fair value hierarchy has been established that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

        Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

        Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

        Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

        In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk.

        Financial assets and liabilities recorded at fair value on a recurring basis as of December 31, 2012 and 2011 are classified in the table below in one of the three categories described above:

Description	December 31, 2012 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$34,210,555	—	$34,210,555	—

Total assets	$34,210,555	—	$34,210,555	—

Liabilities:
2013 Notes	$7,883,886	—	$7,883,886	—

Total liabilities	$7,883,886	—	$7,883,886	—

Description	December 31, 2011 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$55,465,507	—	$55,465,507	—

Total assets	$55,465,507	—	$55,465,507	—

Liabilities:
2013 Notes	17,336,760	—	17,336,760	—

Total liabilities	$17,336,760	—	$17,336,760	—

        The Company made an election to record the values of the 2013 Notes at fair value with gains and losses related to fluctuations in the value of these financial liabilities recorded in earning immediately pursuant to ASC 825. The fair values of the 2013 Notes are estimated based on the risk-free borrowing rate, the volatility of the Company's stock, and the current borrowing rates for similar companies. See Note 7, "Convertible Senior Notes" for more information and disclosures regarding key assumptions used in this fair value determination.

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENT
SUBSEQUENT EVENT

15. SUBSEQUENT EVENT

Sale of GVAX Cancer Vaccine Portfolio

        On January 31, 2013, the Company entered into an asset purchase agreement with Aduro BioTech, Inc., a clinical-stage immunotherapy company, pursuant to which the Company sold all of its assets related to its GVAX cancer vaccine portfolio in exchange for a $1.0 million cash payment plus the potential for future royalty, milestone and sublicense payments.

Funding of Rabbi Trust

        In January 2013, the Company funded a rabbi trust with approximately $2.3 million of cash for the purpose of providing a funding mechanism to make severance payments to certain executive officers who become entitled to such payments six months after the closing of the proposed merger with ANI. Cash held in the rabbi trust is considered restricted cash based on the terms of the rabbi trust.

Amended and Restated Agreement and Plan of Merger

        On April 12, 2013, the Company, Merger Sub and ANI entered into the New Merger Agreement, pursuant to which, subject to the terms and conditions set forth in the New Merger Agreement, Merger Sub will merge with and into ANI, and after which ANI will be a wholly owned subsidiary of the Company. The New Merger Agreement amends and restates in its entirety the Prior Merger Agreement. The Prior Merger with ANI is more fully described in Note 3, "Prior Merger with ANI." Pursuant to the terms of the New Merger Agreement, at the effective time of the New Merger, each outstanding share of capital stock of ANI will be converted into the right to receive a number of shares of common stock of the Company, if any, as determined pursuant to the exchange ratio described in the New Merger Agreement and the provisions of ANI's certificate of incorporation, and all options, warrants or other rights to purchase shares of capital stock of ANI, will be canceled without consideration therefor, except for certain warrants which although not cancelled will not represent the right to acquire any equity or other interest in the Company or ANI after the New Merger. No fractional shares of common stock of the Company will be issued in connection with the New Merger, and holders of ANI capital stock will be entitled to receive cash in lieu thereof. Following the consummation of the transactions contemplated by the New Merger Agreement, the stockholders of ANI immediately prior to the effective time of the New Merger will own 57% of the outstanding shares of the Company's common stock and the stockholders of the Company immediately prior to the effective time of the New Merger will own 43% of the outstanding shares of common stock of the Company. Unlike the exchange ratio provision in the Prior Merger Agreement, the respective percentage ownerships of the stockholders of ANI and the Company after the New Merger are fixed at 57% and 43%, respectively, and are not subject to adjustment based on the Company's net cash. The New Merger is intended to qualify as a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended.

        The New Merger Agreement provides that, immediately following the effective time of the New Merger, the Board of Directors of the Company will consist of five current directors of ANI and two current directors of the Company, and ANI's current executive officers are expected to serve as executive officers of the Company.

        Consummation of the New Merger is subject to a number of conditions, including, but not limited to (i) approval of the issuance of shares of common stock of the Company in the New Merger by the Company's stockholders and the adoption and approval of the New Merger Agreement and the transactions contemplated thereby by the ANI stockholders; (ii) the effectiveness of a Form S-4 registration statement to be filed by the Company with the SEC to register the shares of the Company's common stock to be issued in connection with the New Merger, which will contain a joint proxy statement/prospectus; (iii) written opinions of counsel that the New Merger will qualify as a reorganization within the meaning of Section 368(a) of the Code; and (iv) other customary closing conditions.

        Each of the Company and ANI have made customary representations, warranties and covenants in the New Merger Agreement, including among others, covenants that (i) each party will conduct its business in the ordinary course consistent with past practice during the interim period between execution of the New Merger Agreement and consummation of the New Merger (and the Company will not incur compensation expenses for employees and consultants in excess of specified monthly amounts); (ii) each party will not engage in certain kinds of transactions or take certain actions during such period; (iii) ANI will convene and hold a meeting of its stockholders for the purpose of considering the adoption and approval of the New Merger Agreement and the transactions contemplated thereby and ANI's Board of Directors will recommend that ANI's stockholders adopt and approve the New Merger Agreement, subject to certain exceptions; and (iv) the Company will convene and hold a meeting of its stockholders for the purpose of considering the approval of the issuance of shares of the Company's common stock in the New Merger and the Company's Board of Directors will recommend that the Company's stockholders adopt and approve such proposal, subject to certain exceptions. Each of the Company and ANI also has agreed not to solicit proposals relating to alternative business combination transactions or enter into discussions or an agreement concerning any proposals for alternative business combination transactions, subject to exceptions for the Company in the event of its receipt of a "superior proposal."

        The New Merger Agreement contains certain termination rights in favor of each of ANI and the Company in certain circumstances. If the New Merger Agreement is terminated due to certain triggering events specified in the New Merger Agreement, the Company will be required to pay ANI a termination fee of up to $1.0 million or ANI will be required to pay the Company a termination fee of up to $750,000. The New Merger Agreement also provides that under specified circumstances, the Company may be required to reimburse ANI up to $500,000 for ANI's expenses in connection with the transaction. Any expenses paid by the Company will be credited against the $1.0 million termination fee if the termination fee subsequently becomes payable by the Company.

Amended and Restated Voting Agreements

        Concurrently and in connection with the execution of the New Merger Agreement, certain of ANI's stockholders, who collectively held approximately 90% of the outstanding shares of ANI capital stock as of April 12, 2013, entered into amended and restated voting agreements with the Company, pursuant to which each such ANI stockholder agreed to vote its shares of ANI capital stock in favor of the New Merger, the New Merger Agreement and the transactions contemplated by the New Merger Agreement and against certain transactions or certain actions that would delay, prevent or nullify the New Merger or the transaction contemplated by the New Merger Agreement. In addition, one of ANI's stockholders, who held approximately 57% of the outstanding shares of ANI capital stock as of April 12, 2013, entered into an amended and restated voting agreement, pursuant to which such ANI stockholder agreed to vote in favor of the election of the two directors designated by the Company at the first annual meeting of stockholders following completion of the New Merger.

        In addition, certain of the Company's stockholders, directors and officers, who collectively held approximately two percent of the outstanding shares of the Company's capital stock as of April 12, 2013, entered into amended and restated voting agreements with ANI, pursuant to which each such stockholder of the Company agreed to vote its shares of the Company's capital stock in favor of the issuance of shares of the Company's common stock in the New Merger and against certain transactions or certain actions that would delay, prevent or nullify the New Merger or the transaction contemplated by the New Merger Agreement.

        These voting agreements will terminate upon the earlier of the effective time of the New Merger or termination of the New Merger Agreement; provided, however, that the voting agreement pursuant to which ANI's stockholder agreed to vote in favor of the election of the two directors designated by the Company at the first annual meeting of stockholders following completion of the New Merger will terminate upon the earlier of completion of the first annual meeting of stockholders following completion of the New Merger or the termination of the New Merger Agreement.

Amended and Restated Lock-Up Agreements

        Concurrently and in connection with the execution of the New Merger Agreement, ANI's chief executive officer and chief financial officer and certain of ANI's stockholders, who collectively held approximately 85% of the outstanding shares of ANI capital stock as of April 12, 2013, entered into amended and restated lock-up agreements with the Company, pursuant to which each such ANI stockholder will be subject to a six-month lock-up on the sale of shares of the Company's common stock received in the New Merger. The amended and restated lock-up agreements for ANI's chief executive officer and chief financial officer, however, will permit these individuals to begin immediately after the effectiveness of the New Merger to sell up to one-half of their shares in market transactions pursuant to a trading plan adopted pursuant to Rule 10b5-1 under the Exchange Act.

Contingent Value Rights Agreement

        Pursuant to the terms of the New Merger Agreement, the Company has the right to issue contingent value rights to holders of the Company's common stock immediately prior to completion of the New Merger. It is anticipated that the CVRs will be issued upon the terms and subject to the conditions set forth in a contingent value rights agreement to be entered into between the Company, ANI and Computershare, as rights agent. Pursuant to the terms of the contingent value rights agreement, one CVR will be issued for each share of the Company's common stock outstanding as of the record date to be set at a date prior to the completion of the New Merger. The CVRs will not be certificated and will not be attached to the shares of the Company's common stock. Each CVR will be a non-transferable (subject to certain limited exceptions) right potentially to receive certain cash payments, during the ten-year period after the distribution of the rights, resulting from the LibiGel program, including (i) 66 percent of any net cash payments received by the Company as a result of a sale, transfer, license or similar transaction relating to the Company's LibiGel program, as determined pursuant to the agreement, and (ii) five percent of net revenues from direct sales of LibiGel products after the new Merger, assuming that the Company incurs less than $2.5 million of additional development expenses. The amount potentially payable under the contingent value rights agreement will not exceed $50 million in the aggregate.

Rescission of Prior CVR Distribution

        On March 15, 2013, the Company's Board of Directors had declared a distribution of CVRs to be effective as of April 12, 2013, the date of the adjourned stockholders meeting for the Prior Merger, but conditioned upon completion of the Prior Merger. As a result of the New Merger Agreement, the Company's Board of Directors has rescinded this prior distribution of CVRs and intends to take action to issue the CVRs under the contingent value rights agreement at an appropriate time prior to the merger.

Ceregene, Inc. Clinical Update

        On April 19, 2013, Ceregene, Inc., an early stage pharmaceutical development company in which the Company is an investor, announced that data from one of Ceregene's Phase 2 clinical studies did not demonstrate statistically significant efficacy on the primary endpoint. As a result, the Company believes that the fair value of this investment may be impaired when compared to its historical book value. An updated analysis of fair value to determine impairment, if any, has not yet been performed, but will be performed during the second quarter of 2013

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2012
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

16. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

        Selected quarterly data for 2012 and 2011 is as follows:

	2012
	First	Second	Third	Fourth
Revenue	$114,000	$108,780	$110,383	$1,967,573
Research and development expenses	5,153,217	5,398,305	3,822,736	2,514,591
General and administrative expenses	1,831,852	1,948,995	1,546,864	2,901,812
Licensing expense	30,000	0	50,000	15,000

Operating loss	(6,931,935)	(7,269,453)	(5,334,966)	(3,635,228)

Net loss	(10,264,477)	(7,344,116)	(6,121,815)	(3,987,331)

Loss per share:
Basic and diluted	$(0.53)	$(0.36)	$(0.27)	$(0.16)

	2011
	First	Second	Third	Fourth
Revenue	$57,000	$81,003	$182,784	$114,373
Research and development expenses	14,864,420	11,116,323	11,500,053	6,701,465
General and administrative expenses	1,593,557	1,989,103	1,675,268	1,723,562
Licensing expense	0	0	50,000	0

Operating loss	(16,442,921)	(13,064,942)	(13,028,207)	(8,340,710)

Net loss	(17,250,676)	(14,975,231)	(12,733,691)	(6,648,906)

Loss per share:
Basic and diluted	$(1.22)	$(0.96)	$(0.73)	$(0.36)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.
Basis of Presentation

Basis of Presentation

        These financial statements are expressed in U.S. dollars. The Company is organized into one operating and one reporting segment.

        The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (generally accepted accounting principles). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company does not have items of other comprehensive income for the years ended December 31, 2012, 2011 or 2010; and therefore, has not presented comprehensive income.

        On June 1, 2012, the Company effected a one-for-six reverse split of its outstanding common stock and class C special stock. All share and per share numbers have been adjusted retroactively to reflect the one-for-six reverse stock split effected on June 1, 2012.

Cash and Cash Equivalents

Cash and Cash Equivalents

        The Company generally considers all instruments with original maturities of three months or less to be cash equivalents. Interest income on invested cash balances is recognized on the accrual basis as earned.

        The Company's policy is to manage its cash and cash equivalents in order to ensure maximum safety of principal. As of December 31, 2012, all of the Company's cash and cash equivalents resided in a 100 percent FDIC-insured non-interest bearing checking account or a U.S. Treasury money market fund. As of December 31, 2011, all of the Company's cash and cash equivalents resided in a 100 percent FDIC-insured non-interest bearing checking account.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

        The carrying value of certain of the Company's financial instruments, including cash equivalents, accounts receivable and accounts payable, approximate fair value due to their short maturities. Other information about the Company's assets and liabilities recorded at fair value is included in Note 14, "Fair Value Measurements."

Property and Equipment

Property and Equipment

        Property and equipment that currently is being used in the Company's operations is stated at cost less accumulated depreciation and amortization. Depreciation is computed primarily on a straight line basis over the estimated useful lives of the respective assets, typically five and seven years for software and computer equipment and 10 years for non-computer equipment.

Long-Lived Assets

Long-Lived Assets

        Long-lived assets are reviewed for possible impairment whenever events indicate that the carrying amount of such assets may not be recoverable. If such a review indicates an impairment, the carrying amount of such assets is reduced to estimated recoverable value.

Convertible Senior Notes

Convertible Senior Notes

        The Company has outstanding 3.125% convertible senior note obligations, which contain certain redemption, repurchase and conversion adjustment features. The Company assumed the convertible senior notes in connection with its merger with Cell Genesys, Inc. (Cell Genesys) in October 2009. The Company made an irrevocable election to account for these convertible senior notes at fair value commencing from the date of the merger with Cell Genesys, resulting in recognition of a single liability for the convertible senior notes which are reported at fair value at each reporting date. Subsequent changes in the carrying value of the convertible senior notes are reflected in fair value adjustment in the accompanying statements of operations.

Research and Development

Research and Development

        Research and development costs are charged to expense as incurred. Direct government grants are recorded as an offset to the related research and development costs when the Company has complied with the conditions attached to the grant and there is reasonable assurance that the funds will be received.

Legal Costs	Legal Costs For ongoing matters, legal costs are charged to expense as incurred.
Basic and Diluted Net Loss Per Share

Basic and Diluted Net Loss Per Share

        The basic and diluted net loss per share is computed based on the weighted average number of the shares of common stock and class C special stock outstanding, all being considered as equivalent of one another. Basic loss per share is computed by dividing loss available to common stockholders by the weighted average number of shares outstanding for the reporting period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. The computation of diluted loss per share does not include the Company's stock options, warrants or convertible debt as such securities have an antidilutive effect on loss per share.

Stock-Based Compensation

Stock-Based Compensation

        The Company recognizes stock-based compensation expense granted to employees generally on a straight-line basis over the estimated service period of the award, or when certain performance-based vesting provisions occur, for awards that contain these features. The Company also has granted options to non-employees in exchange for services. Expense related to such grants is recognized within the Company's statements of operations in accordance with the nature of the service received by the Company.

        Warrants issued to non-employees as compensation for services rendered are valued at their fair value on the date of issue and are re-measured until the counterparty's performance under the arrangement is complete.

Revenue Recognition

Revenue Recognition

        The Company has entered into various licensing agreements that have generated license revenue or other upfront fees and which also may involve subsequent milestone payments earned upon completion of development milestones by the Company, upon the occurrence of certain regulatory actions, such as the filing of a regulatory application or the receipt of a regulatory approval, or upon the achievement of certain sales-based milestones. Non-refundable license fees are recognized as revenue when the Company has a contractual right to receive such payment, the contract price is fixed or determinable, the collection of the resulting receivable is reasonably assured and the Company has no further performance obligations under the license agreement. Non-refundable license fees that meet these criteria and are due to the Company upon execution of an agreement are recognized as revenue immediately.

        Milestones, in the form of additional license fees, typically represent non-refundable payments to be received in conjunction with the achievement of a specific event identified in the contract, such as completion of specified clinical development activities and/or regulatory submissions and/or approvals, or as sales-based milestone payments. Revenues from milestone payments that meet the criteria in the preceding paragraph are recognized when the milestone is achieved.

        Additionally, royalty revenue based upon sales of products under license is recorded when such royalties are earned and are deemed collectible, which is generally in the quarter when the related products are sold.

Income Taxes

Income Taxes

        Deferred tax assets or liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities, as measured by enacted tax rates. A valuation allowance is provided against deferred income tax assets in circumstances where management believes the recoverability of a portion of the assets is not more likely than not. The Company has provided a full valuation allowance against its net deferred tax assets as of December 31, 2012 and 2011.

Investments

Investments

        The investments balance of $3,413,762 and $3,405,807 as of December 31, 2012 and 2011 consists of the Company's investments that are recorded using the cost method, and substantially represents the Company's investment in Ceregene, Inc., a privately held biotechnology company (Ceregene). As a result of the Company's merger with Cell Genesys, the Company acquired a minority investment in Ceregene. The Company has recorded its investment using the cost method, as no active market exists for this investment, and the Company does not possess significant influence over operating and financial policies of Ceregene, although the Company by virtue of its stock ownership of Ceregene has the right to designate one member on the Ceregene board of directors. During 2010, the Company recorded a $286,000 impairment on this investment. Such impairment was based on a third-party investment in Ceregene in 2010.

        The valuation of investments accounted for under the cost method is based on all available financial information related to the investee, including valuations based on recent third party equity investments in the investee. If an unrealized loss on any investment is considered to be other-than-temporary, the loss is recognized in the period the determination is made. All investments are reviewed for changes in circumstances or occurrence of events that suggest the investment may not be recoverable. The fair value of the cost method investments are not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investments and it is not practicable to estimate the fair value of the investments.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

        The Company does not expect the adoption of any recent accounting pronouncements to have a material effect on the Company's financial position, results of operations or cash flows.

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
Schedule of property and equipment, net of accumulated depreciation

	2012	2011
Computer equipment	$176,500	$520,647
Office equipment	381,448	388,659
Equipment	0	378,147

	557,948	1,287,453
Accumulated depreciation and amortization	(391,562)	(426,089)

	$166,386	$861,364

CONVERTIBLE SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2012
CONVERTIBLE SENIOR NOTES
Schedule of key assumptions used to establish the value of the 2013 Notes

The assumptions as of December 31, 2012 were:

2013 Notes
Average risk-free rate	0.08%
Volatility of BioSante common stock	79.9%
Discount rate for principal payments in cash	19.4%

        The assumptions as of December 31, 2011 were:

2013 Notes
Average risk-free rate	0.19%
Volatility of BioSante common stock	77.4%
Discount rate for principal payments in cash	18.5%

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of the Company's net deferred tax asset

	2012	2011
Net operating loss carryforwards	$72,756,414	$63,969,813
Tax basis in intangible assets	3,868,769	4,095,269
Deferred financing costs for tax	8,644,459	7,010,462
Research and development credits	9,142,943	8,266,610
Stock option expense	3,028,904	2,754,981
Other	46,506	448,140

	97,487,995	86,545,275
Valuation allowance	(97,487,995)	(86,545,275)

	$—	$—

Schedule of difference in the provision for income taxes computed by applying the statutory income rate to pre-tax income

	2012	2011	2010
Tax at U.S. federal statutory rate	$(9,562,620)	$(17,804,934)	$(15,937,695)
State taxes, net of federal benefit	(900,827)	(1,677,276)	(1,501,377)
Research and development credits	(667,308)	(1,537,863)	(966,941)
Other, net	66,244	132,491	133,932
Change in valuation allowance	10,942,720	20,887,582	18,272,081

	$(121,791)	$—	$—

STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY
Schedule of warrants to purchase common stock outstanding and exercisable

Issue Date	Number of Underlying Shares Of Common Stock	Per Share Exercise Price	Expiration Date
December 15, 2008	50,000	$24.00	June 14, 2014
August 13, 2009	399,998	$15.00	August 12, 2014
August 13, 2009	40,000	$15.00	June 9, 2014
March 8, 2010	867,048	$12.48	September 8, 2015
March 8, 2010	34,681	$12.96	June 9, 2014
June 23, 2010	594,525	$14.70	June 23, 2015
June 23, 2010	35,671	$15.78	June 9, 2015
November 22, 2010	30,000	$12.00	November 21, 2013
December 30, 2010	882,348	$12.00	December 30, 2015
December 30, 2010	52,939	$12.75	June 9, 2015
March 8, 2011	670,966	$13.50	March 8, 2014
March 8, 2011	40,663	$15.48	June 9, 2014
August 20, 2012	1,039,254	$1.50	August 16, 2017

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION
Schedule of weighted average assumptions used in estimation of the fair value of options granted

	2012	2011	2010
Expected option life (years)	5.5 - 6.25	5.5 - 6.25	6.00
Risk-free interest rate	0.775% - 1.105%	1.175% - 2.57%	2.42%
Expected stock price volatility	92.97% - 97.20%	69.07% - 72.16%	76.05%
Dividend yield	—	—	—

Summary of stock option compensation expense for employees and non-employees

	2012	2011	2010
Research and development	$53,812	$423,925	$325,208
General and administrative	671,813	753,758	667,549

Total stock-based compensation expense	$725,625	$1,177,683	$992,757

Summary of activity under the plans

Options	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Term	Aggregate Intrinsic Value
Outstanding December 31, 2011	906,860	$18.36	6.97	$0
Granted	358,582	$4.08
Exercised	—	—
Forfeited or expired	160,583	$12.90

Outstanding December 31, 2012	1,104,859	$14.51	6.45	$0

Exercisable at December 31, 2012	614,425	$20.77	4.73	$0

Vested or expected to vest at December 31, 2012	1,069,890	$14.69	6.39	$0

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
Schedule of financial assets and liabilities recorded at fair value on a recurring basis

Description	December 31, 2012 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$34,210,555	—	$34,210,555	—

Total assets	$34,210,555	—	$34,210,555	—

Liabilities:
2013 Notes	$7,883,886	—	$7,883,886	—

Total liabilities	$7,883,886	—	$7,883,886	—

Description	December 31, 2011 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$55,465,507	—	$55,465,507	—

Total assets	$55,465,507	—	$55,465,507	—

Liabilities:
2013 Notes	17,336,760	—	17,336,760	—

Total liabilities	$17,336,760	—	$17,336,760	—

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Schedule of selected quarterly data

	2012
	First	Second	Third	Fourth
Revenue	$114,000	$108,780	$110,383	$1,967,573
Research and development expenses	5,153,217	5,398,305	3,822,736	2,514,591
General and administrative expenses	1,831,852	1,948,995	1,546,864	2,901,812
Licensing expense	30,000	0	50,000	15,000

Operating loss	(6,931,935)	(7,269,453)	(5,334,966)	(3,635,228)

Net loss	(10,264,477)	(7,344,116)	(6,121,815)	(3,987,331)

Loss per share:
Basic and diluted	$(0.53)	$(0.36)	$(0.27)	$(0.16)

	2011
	First	Second	Third	Fourth
Revenue	$57,000	$81,003	$182,784	$114,373
Research and development expenses	14,864,420	11,116,323	11,500,053	6,701,465
General and administrative expenses	1,593,557	1,989,103	1,675,268	1,723,562
Licensing expense	0	0	50,000	0

Operating loss	(16,442,921)	(13,064,942)	(13,028,207)	(8,340,710)

Net loss	(17,250,676)	(14,975,231)	(12,733,691)	(6,648,906)

Loss per share:
Basic and diluted	$(1.22)	$(0.96)	$(0.73)	$(0.36)

DESCRIPTION OF BUSINESS (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2012 item	Dec. 31, 2012 item
DESCRIPTION OF BUSINESS
Number of phase III LibiGel efficacy trials		2
Number of adjudicated cardiovascular events at the time of DMC review	53
Adjudicated cardiovascular event rate (as a percent)	0.72%
Number of breast cancers reported	27
Rate of breast cancers reported (as a percent)	0.37%
Period of average exposure in the safety study prior to submitting a LibiGel NDA and prior to a potential FDA approval of LibiGel	12 months
Average time for which the subjects had been in the study	24 months 15 days
Number of unblinded reviews by Data Monitoring Committee	9
Minimum
DESCRIPTION OF BUSINESS
Number of subjects under study for more than one year	3,200
Period for which more than 3,200 subjects had been in study	1 year
Number of subjects enrolled in study for more than two years	1,700
Period for which more than 1,700 subjects had been in study	2 years
Number of women-years of exposure obtained to arrive at adequate safety data of LibiGel	7,400

DESCRIPTION OF BUSINESS (Details 2) (USD $) In Millions, unless otherwise specified	Oct. 03, 2012 Merger Agreement	Oct. 03, 2012 Merger Agreement Maximum	Apr. 12, 2013 New Merger Agreement	Oct. 03, 2012 ANI Pharmaceuticals, Inc Merger Agreement	Oct. 03, 2012 ANI Pharmaceuticals, Inc Merger Agreement Minimum	Apr. 12, 2013 ANI Pharmaceuticals, Inc New Merger Agreement
PENDING MERGER WITH ANI
Percentage of outstanding shares of common stock of combined company owned by current stockholders	47.00%	49.90%	43.00%	53.00%	50.10%	57.00%
Net cash on determination date prior to the closing date of the Merger	$ 18

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2010	Dec. 31, 2011
Basis of Presentation
Number of operating segments		1
Number of reporting segments		1
Reverse stock split conversion ratio	0.1667
Reclassifications
Changes related to accounts receivable			$ 64,645
Cash and Cash Equivalents
FDIC-insured accounts, percentage of balance insured		100.00%		100.00%
Software
Property and equipment
Estimated useful lives		5 years
Computer equipment
Property and equipment
Estimated useful lives		7 years
Non-computer equipment
Property and equipment
Estimated useful lives		10 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2010	Dec. 31, 2011	Oct. 31, 2009 Convertible senior notes Cell Genesys
Convertible Senior Notes
Interest rate (as a percent)				3.13%
Investments
Investments balance	$ 3,413,762		$ 3,405,807
Number of Board members to be designated	1
Investment impairment charge		$ 286,000

PENDING MERGER WITH ANI (Details) (USD $)	Dec. 31, 2012 Minimum	Oct. 03, 2012 Agreement and Plan of Merger item	Oct. 03, 2012 Agreement and Plan of Merger Minimum	Oct. 03, 2012 Agreement and Plan of Merger Maximum	Oct. 03, 2012 ANI Pharmaceuticals, Inc Agreement and Plan of Merger item	Oct. 03, 2012 ANI Pharmaceuticals, Inc Agreement and Plan of Merger Minimum	Oct. 03, 2012 ANI Pharmaceuticals, Inc Agreement and Plan of Merger Maximum	Oct. 03, 2012 ANI Pharmaceuticals, Inc Voting Agreements item	Oct. 03, 2012 ANI Pharmaceuticals, Inc Lock-Up Agreements	Oct. 03, 2012 ANI Pharmaceuticals, Inc Contingent Value Rights Agreement	Oct. 03, 2012 ANI Pharmaceuticals, Inc Contingent Value Rights Agreement Maximum
PENDING MERGER WITH ANI
Percentage of outstanding shares of common stock of combined company owned by current stockholders		47.00%		49.90%	53.00%	50.10%
Net cash on determination date prior to the closing date of the Merger		$ 18,000,000
Number of directors of the entity in board of directors of the combined company		2			5
Reverse split ratio			0.2	0.5
Net cash required to obligate the entity to effect merger	17,000,000		17,000,000
Termination fee payable under specified circumstances				1,000,000			750,000
Reimbursement of expenses in connection with merger				500,000
Percentage of outstanding shares of capital stock held by stockholders as of the close of business								90.00%
Number of stockholders holding 57 percent of outstanding shares of common stock								1
Percentage of outstanding shares of common stock held by stockholders who agreed to vote in favor of election of directors								57.00%
Number of directors designated by the entity at the first annual meeting of stockholders following the completion of the Merger								2
Percentage of outstanding shares of common stock held collectively by specified personnel who entered into voting agreements								2.00%	85.00%
Locking period on the sale of shares of the Company's common stock received in the Merger									6 months
Number of contingent value rights issued in exchange for one share of common stock (in shares)										1
Period during which net cash payments can be received after distribution of rights										10 years
Net cash payments to be distributed to holders of the CVRs expressed as percentage of net cash payments received										66.00%
Aggregate net cash payments to be distributed to holders of CVRs											$ 40,000,000

LIQUIDITY AND CAPITAL RESOURCES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Liquidity and capital resources
Net proceeds from issuance of shares and warrants	$ 3,260,865	$ 23,876,370	$ 48,452,644
Cash and cash equivalents	34,794,341	57,225,234	38,155,251	29,858,465
Common stock
Liquidity and capital resources
Net proceeds from issuance of shares and warrants	3,300,000
Minimum
Liquidity and capital resources
Net cash required to obligate the entity to effect merger	17,000,000
Period for which cash and cash equivalents will meet liquidity requirements	3 years
Number of products or technologies licensed by the entity as an alternative to raising additional financing	1
Maximum
Liquidity and capital resources
Period for which cash and cash equivalents will meet liquidity requirements	5 years
2013 Notes
Liquidity and capital resources
Principal amount	$ 8,277,850
Interest rate (as a percent)	3.13%

LICENSE AGREEMENTS (Details) (USD $)	12 Months Ended	1 Months Ended				1 Months Ended
Dec. 31, 2012	Dec. 31, 2012 Teva	Oct. 31, 2012 Teva	Dec. 31, 2002 Teva	Oct. 31, 2012 Teva Milestone payment upon FDA authorization of marketing of licensed male testosterone gel	Oct. 31, 2012 Teva Milestone payment upon earlier of December 31, 2013 and five business days after commencement of commercial manufacture of licensed product for sale in the United States item	Oct. 31, 2012
Teva
Payment for being the sole marketer in the United States of a generic 1% testosterone gel AB-rated to AndroGel for at least 180 days immediately following the launch date of the licensed product in the United States
Oct. 31, 2012
Teva
Payment for being the sole marketer in the United States of a generic 1% testosterone gel AB-rated to AndroGel for at least 180 days immediately following the launch date of the licensed product in the United States
Minimum

LICENSE AGREEMENTS
Term of arrangement from the date of the first commercial sale by counterparty to an unrelated third party in an arms-length transaction	10 years
Non-refundable payments received from agreements		$ 750,000	$ 1,000,000	$ 1,500,000
Aggregate amount receivable, if regulatory milestones are successfully achieved					500,000	500,000
Number of business days considered in milestone payments						5
Payments receivable, if sole marketer rights are given							$ 4,000,000
Number of days from the launch of the licensed product in the United States for which sole marketer right is given for additional payment								180 days
Royalty rate as a percentage of net sales			5.00%				7.50%

PROPERTY AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property and equipment
Property and equipment, gross	$ 557,948	$ 1,287,453
Accumulated depreciation and amortization	(391,562)	(426,089)
Property and equipment, net	166,386	861,364
Long-Lived Assets
Long-lived assets, net	0
Write-down of assets classified within research and development expense	929,431
Computer equipment
Property and equipment
Property and equipment, gross	176,500	520,647
Office equipment
Property and equipment
Property and equipment, gross	381,448	388,659
Equipment
Property and equipment
Property and equipment, gross	$ 0	$ 378,147

CONVERTIBLE SENIOR NOTES (Details) (USD $)	12 Months Ended					0 Months Ended		0 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Convertible senior notes	Dec. 31, 2011 Convertible senior notes	Oct. 14, 2009 Convertible senior notes Cell Genesys item	Oct. 31, 2009 Convertible senior notes Cell Genesys	Oct. 14, 2009 2011 Notes Cell Genesys	Jul. 31, 2012 2013 Notes holder	Feb. 29, 2012 2013 Notes holder	Jul. 31, 2012 2013 Notes	Dec. 31, 2012 2013 Notes	Dec. 31, 2011 2013 Notes	Oct. 14, 2009 2013 Notes Cell Genesys
Convertible Senior Notes
Number of series of convertible notes assumed in merger						2
Principal balance of debt assumed								$ 1,234,000						$ 20,782,000
Interest rate (as a percent)							3.13%	3.13%				3.13%		3.13%
Principal amount												8,277,850
Number of shares of common stock receivable upon conversion												400,000
Conversion price (in dollars per share)												$ 22.32
Percentage of principal amount at which the holder may require the entity to repurchase notes												100.00%
Percentage of principal amount at which the entity may redeem notes in whole or in part												100.00%
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed in order for the notes to be convertible												150.00%
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price for the notes to be redeemable												20 days
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days in order for the notes to be redeemable												30 days
Number of shares issued in exchange for cancellation for debt									1,800,000	1,900,000
Number of holders of debt instrument to whom shares are issued by the entity									2	1
Principal amount of debt cancelled									3,500,000	9,000,000
Accrued and unpaid interest payable on cancellation of debt									20,686	79,024	20,686
Recorded fair value				7,883,886	17,336,760
Amount of difference between aggregate recorded fair value of the notes and their total stated principal amount				393,964	3,445,240
Fair value adjustment	$ (4,328,468)	$ (23,427)	$ (1,870,916)	$ (1,171,318)	$ (23,427)						$ (3,157,150)
Assumptions to establish the value of the Notes
Average risk-free rate (as a percent)												0.08%	0.19%
Volatility of BioSante common stock (as a percent)												79.90%	77.40%
Discount rate for principal payments in cash (as a percent)												19.40%	18.50%

INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of the Company's net deferred tax asset
Net operating loss carryforwards	$ 72,756,414	$ 63,969,813
Tax basis in intangible assets	3,868,769	4,095,269
Deferred financing costs for tax	8,644,459	7,010,462
Research and development credits	9,142,943	8,266,610
Stock option expense	3,028,904	2,754,981
Other	46,506	448,140
Total deferred tax asset	97,487,995	86,545,275
Valuation allowance	(97,487,995)	(86,545,275)
Income Taxes
Net operating loss carryforwards	192,732,223
Provision of valuation allowance to reduce deferred tax assets (as a percent)	100.00%
Statutory federal income tax rate (as a percent)	34.50%
Difference in the provision for income taxes computed by applying the statutory income rate to pre-tax income
Tax at U.S. federal statutory rate	(9,562,620)	(17,804,934)	(15,937,695)
State taxes, net of federal benefit	(900,827)	(1,677,276)	(1,501,377)
Research and development credits	(667,308)	(1,537,863)	(966,941)
Other, net	66,244	132,491	133,932
Change in valuation allowance	10,942,720	20,887,582	18,272,081
Total income tax expense	$ (121,791)
Maximum
Income Taxes
Number of years for which net operating loss carryforwards are available to reduce future taxable income	20 years

STOCKHOLDERS' EQUITY (Details) (USD $)	1 Months Ended							12 Months Ended
	Jun. 30, 2012	May 31, 2012 Minimum	May 31, 2012 Maximum	Dec. 31, 2012 Common stock	Dec. 31, 2011 Common stock	Dec. 31, 2010 Common stock	Dec. 31, 2009 Common stock	Dec. 31, 2012 Class C special stock item	Dec. 31, 2011 Class C special stock	Dec. 31, 2010 Class C special stock	Dec. 31, 2009 Class C special stock	Dec. 31, 2012 Undesignated preferred stock
Stockholders' equity
Common stock, shares authorized				200,000,000				4,687,684
Common stock, par value (in dollars per share)				$ 0.0001				$ 0.0001
Preferred stock, shares authorized												10,000,000
Preferred stock, par value (in dollars per share)												$ 0.0001
Shares issued				24,422,240	18,269,754	13,565,188	8,877,094	65,211	65,214	65,214	65,214
Shares Outstanding				24,422,240	18,269,754			65,211	65,214
Number of votes per share, entitled to its holder								1
Conversion ratio for conversion of units into common stock (as a percent)								100.00%
Exchange price per share (in dollars per share)								$ 15
Reverse stock split conversion ratio	0.1667	0.5	0.1
Fractional share payout	$ 658

STOCKHOLDERS' EQUITY (Details 2) (USD $)	0 Months Ended					1 Months Ended	12 Months Ended
	Aug. 02, 2011	Mar. 08, 2011	Dec. 31, 2010	Jun. 23, 2010	Mar. 08, 2010	Aug. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' equity
Registered direct offerings of common shares and warrants								711,629	2,467,212
Net proceeds from issuance of common stock by registered direct offering after deducting placement agent fees and offering expenses							3,260,865	$ 23,876,370	$ 48,452,644
Net proceeds from issuance of shares through an underwritten public offering								44,961,137
Stock warrant expense - noncash								204,980	65,529
Common stock
Stockholders' equity
Registered direct offerings of common shares and warrants		2,033,247	1,764,706	1,189,061	1,734,104	2,359,932	2,359,932	2,033,247	4,687,871
Purchase price (in dollars per share)	$ 18	$ 12.3678	$ 10.2	$ 12.615	$ 10.38	$ 1.4725			$ 10.2
Gross proceeds from issuance of shares		25,100,000		15,000,000		3,475,000			18,000,000
Net proceeds from issuance of common stock by registered direct offering after deducting placement agent fees and offering expenses		23,900,000		14,100,000	17,500,000	3,268,798			16,900,000
Stock issued during period (in shares)	2,700,000							2,666,666
Net proceeds from issuance of shares through an underwritten public offering	45,000,000
Warrants to purchase shares of common stock outstanding and exercisable							4,738,093
Number of shares of stock for which warrants expired unexercised							95,874	151,868	127,291
Number of shares of stock issued during the period as a result of the exercise of warrants							140,712	1,458
Common stock | Issued on August 20, 2012 and expired on August 16, 2017
Stockholders' equity
Number of Underlying Shares Of Common Stock							1,039,254
Exercise price (in dollars per share)							1.5
Common stock | Issued on December 15, 2008 and expired on June 14, 2014
Stockholders' equity
Number of Underlying Shares Of Common Stock							50,000
Exercise price (in dollars per share)							24
Common stock | Issued on August 13, 2009 and expired on August 12, 2014
Stockholders' equity
Number of Underlying Shares Of Common Stock							399,998
Exercise price (in dollars per share)							15
Common stock | Issued on August 13, 2009 and expired on June 9, 2014
Stockholders' equity
Number of Underlying Shares Of Common Stock							40,000
Exercise price (in dollars per share)							15
Common stock | Issued on November 22, 2010 and expired on November 21, 2013
Stockholders' equity
Number of Underlying Shares Of Common Stock							30,000
Exercise price (in dollars per share)							12
Common stock | Issued on March 8, 2011 and expired on March 8, 2014
Stockholders' equity
Number of Underlying Shares Of Common Stock							670,966
Exercise price (in dollars per share)							13.5
Common stock | Issued on March 8, 2011 and expired on June 9, 2014
Stockholders' equity
Number of Underlying Shares Of Common Stock							40,663
Exercise price (in dollars per share)							15.48
Common stock | Issued on March 8, 2010 and expired on September 8, 2015
Stockholders' equity
Number of Underlying Shares Of Common Stock							867,048
Exercise price (in dollars per share)							12.48
Common stock | Issued on March 8, 2010 and expired on June 9, 2014
Stockholders' equity
Number of Underlying Shares Of Common Stock							34,681
Exercise price (in dollars per share)							12.96
Common stock | Issued on June 23, 2010 and expired on June 23, 2015
Stockholders' equity
Number of Underlying Shares Of Common Stock							594,525
Exercise price (in dollars per share)							14.7
Common stock | Issued on June 23, 2010 and expired on June 9, 2015
Stockholders' equity
Number of Underlying Shares Of Common Stock							35,671
Exercise price (in dollars per share)							15.78
Common stock | Issued on December 30, 2010 and expired on December 30, 2015
Stockholders' equity
Number of Underlying Shares Of Common Stock							882,348
Exercise price (in dollars per share)							12
Common stock | Issued on December 30, 2010 and expired on June 9, 2015
Stockholders' equity
Number of Underlying Shares Of Common Stock							52,939
Exercise price (in dollars per share)							12.75
Common stock | Warrants issued to institutional investors
Stockholders' equity
Registered direct offerings of common shares and warrants		670,966		594,525	867,048	1,179,966	1,179,966		882,348
Number of institutional investors						1
Expiration period of warrants issued		3 years				5 years
Exercise price (in dollars per share)		$ 13.5	$ 12	$ 14.7	$ 12.48	$ 1.5			$ 12
Number of institutional investors					2
Common stock | Placement agent warrants
Stockholders' equity
Registered direct offerings of common shares and warrants		40,663		35,671	34,681				52,939
Exercise price (in dollars per share)		$ 15.48	$ 12.75	$ 15.78	$ 12.96				$ 12.75
Common stock | Warrants issued for services
Stockholders' equity
Registered direct offerings of common shares and warrants									30,000
Period over which warrants become exercisable from date of grant							12 months
Stock warrant expense - noncash							0	$ 204,980	$ 65,529

STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STOCK-BASED COMPENSATION
Number of stockholder-approved equity-based compensation plans	2
Stock options
Stock-based compensation
Outstanding stock options (in shares)	1,104,859	906,860
Contractual term of stock options	10 years
Stock-based compensation expense	$ 725,625	$ 1,177,683	$ 992,757
Weighted average fair value (in dollars per share)	$ 4.08	$ 7.32	$ 6.66
Weighted average assumptions used in estimation of the fair value of options granted
Expected option life			6 years
Risk-free interest rate, minimum (as a percent)	0.78%	1.18%
Risk-free interest rate, maximum (as a percent)	1.11%	2.57%
Risk-free interest rate (as a percent)			2.42%
Expected stock price volatility, minimum (as a percent)	92.97%	69.07%
Expected stock price volatility, maximum (as a percent)	97.20%	72.16%
Expected stock price volatility (as a percent)			76.05%
Stock options | Minimum
Stock-based compensation
Vesting period of outstanding stock options	3 years
Weighted average assumptions used in estimation of the fair value of options granted
Expected option life	5 years 6 months	5 years 6 months
Stock options | Maximum
Stock-based compensation
Vesting period of outstanding stock options	4 years
Weighted average assumptions used in estimation of the fair value of options granted
Expected option life	6 years 3 months	6 years 3 months
2008 Plan | Stock options
Stock-based compensation
Number of shares of the entity's common stock authorized for issuance under the plan	1,833,333
1998 Plan | Stock options
Stock-based compensation
Number of shares of the common stock issued	3,416
Outstanding stock options (in shares)	860,828

STOCK-BASED COMPENSATION (Details 2) (Stock options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock option compensation expense for employees and non-employees
Total stock-based compensation expense	$ 725,625	$ 1,177,683	$ 992,757
Research and development
Stock option compensation expense for employees and non-employees
Total stock-based compensation expense	53,812	423,925	325,208
General and administrative
Stock option compensation expense for employees and non-employees
Total stock-based compensation expense	$ 671,813	$ 753,758	$ 667,549

STOCK-BASED COMPENSATION (Details 3) (Stock options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock options
Option Shares
Outstanding at the beginning of the period (in shares)	906,860
Granted (in shares)	358,582
Forfeited or expired (in shares)	160,583
Outstanding at the end of the period (in shares)	1,104,859	906,860
Exercisable at the end of the period (in shares)	614,425
Vested or expected to vest at the end of the period (in shares)	1,069,890
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 18.36
Granted (in dollars per share)	$ 4.08
Forfeited or expired (in dollars per share)	$ 12.9
Outstanding at the end of the period (in dollars per share)	$ 14.51	$ 18.36
Exercisable at the end of the period (in dollars per share)	$ 20.77
Vested or expected to vest at the end of the period (in dollars per share)	$ 14.69
Weighted Average Remaining Term
Outstanding at the end of the period weighted average remaining term	6 years 5 months 12 days	6 years 11 months 19 days
Exercisable at the end of the period weighted average remaining term	4 years 8 months 23 days
Vested or expected to vest at the end of the period weighted average remaining term	6 years 4 months 20 days
Aggregate Intrinsic Value
Outstanding at the end of the period intrinsic value (in dollars)	$ 0	$ 0
Exercisable at the end of the period intrinsic value (in dollars)	0
Vested or expected to vest at the end of the period intrinsic value (in dollars)	0
Unrecognized compensation cost
Unrecognized compensation cost (in dollars)	1,108,898
Weighted-average period over which unrecognized compensation cost is expected to be recognized	1 year 11 months 16 days
Additional disclosure related to options
Intrinsic value of options exercised (in dollars)		22,106	974
Fair value of shares vested (in dollars)	$ 701,481	$ 667,171	$ 764,921

RETIREMENT PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RETIREMENT PLAN
Contributions expensed	$ 122,059	$ 211,494	$ 179,349

LEASE ARRANGEMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum lease payments
Future minimum lease payments during 2013	$ 248,632
Future minimum lease payments during 2014	41,718
Rent expense	$ 423,522	$ 424,294	$ 338,588

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended								12 Months Ended								1 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 ANI Pharmaceuticals, Inc Employee Reduction	Dec. 31, 2012 ANI Pharmaceuticals, Inc Executive Officer Severance item	Dec. 31, 2012 Antares Pharma, Inc. License	Dec. 31, 2011 Antares Pharma, Inc. License	Dec. 31, 2010 Antares Pharma, Inc. License	Dec. 31, 2012 Wake Forest License item
License agreement
Royalties on sales of products														$ 550,736	$ 335,160	$ 152,228
Licensing expense	15,000	50,000	0	30,000	0	50,000	0	0	95,000	50,000	268,750						300,000
Number of patents for which an option for an exclusive license is exercised																	3
Severance costs												215,979
Number of executive officers who would be terminated immediately following the completion of the merger													3
Contingent severance payments to executive officers, minimum													526,400
Contingent severance payments to executive officers, maximum													$ 1,490,100

COMMITMENTS AND CONTINGENCIES (Details 2) (Shareholder derivative action)	0 Months Ended
Sep. 24, 2012 item
Shareholder derivative action
COMMITMENTS AND CONTINGENCIES
Number of cases consolidated	2

FAIR VALUE MEASUREMENTS (Details) (Recurring basis, USD $)	Dec. 31, 2012	Dec. 31, 2011
Total
Assets:
Total Assets	$ 34,210,555	$ 55,465,507
Liabilities:
Total liabilities	7,883,886	17,336,760
Total | 2013 Notes
Liabilities:
Fair value of convertible debt	7,883,886	17,336,760
Total | Money market fund
Assets:
Total Assets	34,210,555	55,465,507
Significant Other Observable Inputs (Level 2)
Assets:
Total Assets	34,210,555	55,465,507
Liabilities:
Total liabilities	7,883,886	17,336,760
Significant Other Observable Inputs (Level 2) | 2013 Notes
Liabilities:
Fair value of convertible debt	7,883,886	17,336,760
Significant Other Observable Inputs (Level 2) | Money market fund
Assets:
Total Assets	$ 34,210,555	$ 55,465,507

SUBSEQUENT EVENT (Details) (USD $)	Apr. 12, 2013 Amended and Restated Agreement and Plan of Merger	Oct. 03, 2012 Agreement and Plan of Merger item	Oct. 03, 2012 Agreement and Plan of Merger Maximum	Apr. 12, 2013 ANI Pharmaceuticals, Inc Amended and Restated Agreement and Plan of Merger	Oct. 03, 2012 ANI Pharmaceuticals, Inc Amended and Restated Voting Agreements item	Oct. 03, 2012 ANI Pharmaceuticals, Inc Amended and Restated Lock-Up Agreements	Oct. 03, 2012 ANI Pharmaceuticals, Inc Contingent Value Rights Agreement	Oct. 03, 2012 ANI Pharmaceuticals, Inc Contingent Value Rights Agreement Maximum	Oct. 03, 2012 ANI Pharmaceuticals, Inc Agreement and Plan of Merger item	Oct. 03, 2012 ANI Pharmaceuticals, Inc Agreement and Plan of Merger Maximum	Oct. 03, 2012 ANI Pharmaceuticals, Inc Agreement and Plan of Merger Minimum	Apr. 12, 2013 Subsequent Event Amended and Restated Agreement and Plan of Merger item	Apr. 12, 2013 Subsequent Event Amended and Restated Agreement and Plan of Merger Maximum	Jan. 31, 2013 Subsequent Event Aduro BioTech, Inc. Asset purchase agreement	Jan. 31, 2013 Subsequent Event ANI Pharmaceuticals, Inc	Apr. 12, 2013 Subsequent Event ANI Pharmaceuticals, Inc Amended and Restated Agreement and Plan of Merger item	Apr. 12, 2013 Subsequent Event ANI Pharmaceuticals, Inc Amended and Restated Agreement and Plan of Merger Maximum	Apr. 12, 2013 Subsequent Event ANI Pharmaceuticals, Inc Amended and Restated Voting Agreements item	Apr. 12, 2013 Subsequent Event ANI Pharmaceuticals, Inc Amended and Restated Lock-Up Agreements	Apr. 12, 2013 Subsequent Event ANI Pharmaceuticals, Inc Contingent Value Rights Agreement	Apr. 12, 2013 Subsequent Event ANI Pharmaceuticals, Inc Contingent Value Rights Agreement Maximum
SUBSEQUENT EVENTS
Cash payment														$ 1,000,000
Rabbi trust funding															2,300,000
Entitlement period following proposed merger															6 years
Percentage of outstanding shares of common stock of combined company owned by current stockholders	43.00%	47.00%	49.90%	57.00%					53.00%		50.10%	57.00%				43.00%
Number of directors of the entity in board of directors of the combined company		2							5			2				5
Termination fee payable under specified circumstances			1,000,000							750,000			1,000,000				750,000
Reimbursement of expenses in connection with merger			500,000										500,000
Percentage of outstanding shares of capital stock held by stockholders as of the close of business					90.00%													90.00%
Number of stockholders holding 57 percent of outstanding shares of common stock					1													1
Percentage of outstanding shares of common stock held by stockholders who agreed to vote in favor of election of directors					57.00%													57.00%
Number of directors designated by the entity at the first annual meeting of stockholders following the completion of the Merger					2													2
Percentage of outstanding shares of common stock held collectively by specified personnel who entered into voting agreements					2.00%	85.00%												2.00%	85.00%
Locking period on the sale of shares of the Company's common stock received in the Merger						6 months													6 months
Percentage of share holdings that can be sold in market transactions immediately after the effectiveness of the New Merger																			50.00%
Number of contingent value rights issued in exchange for one share of common stock (in shares)							1													1
Period during which net cash payments can be received after distribution of rights							10 years													10 years
Net cash payments to be distributed to holders of the CVRs expressed as percentage of net cash payments received							66.00%													66.00%
Percentage of net revenues from direct sales of LibiGel products after the New Merger to be distributed to holders																				5.00%
Maximum additional development expenses																					2,500,000
Aggregate net cash payments to be distributed to holders of CVRs								$ 40,000,000													$ 50,000,000

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected quarterly data
Revenue	$ 1,967,573	$ 110,383	$ 108,780	$ 114,000	$ 114,373	$ 182,784	$ 81,003	$ 57,000	$ 2,300,736	$ 435,160	$ 2,474,237
Research and development	2,514,591	3,822,736	5,398,305	5,153,217	6,701,465	11,500,053	11,116,323	14,864,420	16,888,849	44,182,260	39,705,502
General and administration	2,901,812	1,546,864	1,948,995	1,831,852	1,723,562	1,675,268	1,989,103	1,593,557	8,229,523	6,981,490	5,940,360
Licensing expense	15,000	50,000	0	30,000	0	50,000	0	0	95,000	50,000	268,750
Operating loss	(3,635,228)	(5,334,966)	(7,269,453)	(6,931,935)	(8,340,710)	(13,028,207)	(13,064,942)	(16,442,921)
Net loss	$ (3,987,331)	$ (6,121,815)	$ (7,344,116)	$ (10,264,477)	$ (6,648,906)	$ (12,733,691)	$ (14,975,231)	$ (17,250,676)	$ (27,717,739)	$ (51,608,504)	$ (46,196,216)
Loss per share:
Basic and diluted (in dollars per share)	$ (0.16)	$ (0.27)	$ (0.36)	$ (0.53)	$ (0.36)	$ (0.73)	$ (0.96)	$ (1.22)